Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
July 31, 2026
SGX-NPRT3-0926
1.899285.116
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	7,752,598	27,369,575
Interactive Media & Services - 0.0%
CAR Group Ltd	704,553	12,864,354
REA Group Ltd (c)	104,825	11,838,356
		24,702,710
TOTAL COMMUNICATION SERVICES		52,072,285
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	2,255,694	141,286,163
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,078,375	48,467,639
Lottery Corp/The	4,388,822	17,195,350
		65,662,989
TOTAL CONSUMER DISCRETIONARY		206,949,152
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	2,668,098	45,072,135
Woolworths Group Ltd	2,426,989	67,726,667
TOTAL CONSUMER STAPLES		112,798,802
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	6,457,489	35,863,279
Woodside Energy Group Ltd	3,777,886	88,421,208
TOTAL ENERGY		124,284,487
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	5,988,317	156,505,153
Commonwealth Bank of Australia	3,325,627	415,719,433
National Australia Bank Ltd	6,166,356	178,552,770
Westpac Banking Corp (c)	6,793,734	180,151,349
		930,928,705
Capital Markets - 0.2%
ASX Ltd	388,587	14,989,248
Macquarie Group Ltd (c)	724,140	128,548,495
		143,537,743
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	680,084	22,072,022
Insurance - 0.2%
Insurance Australia Group Ltd	4,435,105	26,425,210
Medibank Pvt Ltd	5,429,671	19,681,155
QBE Insurance Group Ltd	2,982,101	51,723,840
Suncorp Group Ltd	2,151,577	28,948,939
		126,779,144
TOTAL FINANCIALS		1,223,317,614
Health Care - 0.2%
Biotechnology - 0.2%
CSL Ltd	964,332	83,376,387
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	129,062	10,816,495
Health Care Providers & Services - 0.0%
Sigma Healthcare Ltd	10,319,612	21,279,004
Sonic Healthcare Ltd	896,256	13,716,751
		34,995,755
Health Care Technology - 0.0%
Pro Medicus Ltd	114,280	13,000,369
TOTAL HEALTH CARE		142,189,006
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Brambles Ltd	2,683,834	36,842,880
Passenger Airlines - 0.0%
Qantas Airways Ltd (c)	1,480,248	10,301,071
Professional Services - 0.0%
Computershare Ltd	1,034,392	29,721,282
Trading Companies & Distributors - 0.0%
SGH Ltd	401,122	12,404,991
Transportation Infrastructure - 0.2%
Transurban Group unit	6,185,709	64,237,103
TOTAL INDUSTRIALS		153,507,327
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	384,370	9,907,110
Materials - 1.5%
Metals & Mining - 1.5%
Anglogold Ashanti Plc (South Africa)	1,004,037	75,928,128
BHP Group Ltd	10,098,229	425,645,985
Evolution Mining Ltd	4,039,094	32,027,299
Fortescue Ltd	3,213,191	41,695,197
Glencore PLC	18,664,517	137,470,674
Lynas Rare Earths Ltd (b)	1,801,941	17,685,637
Northern Star Resources Ltd	2,702,978	37,460,065
PLS Group Ltd (b)	6,250,538	18,161,745
Rio Tinto Ltd (c)	738,748	88,045,282
Rio Tinto PLC	2,120,292	206,028,052
South32 Ltd	8,930,442	28,471,176
TOTAL MATERIALS		1,108,619,240
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	4,835,791	14,475,322
Industrial REITs - 0.1%
Goodman Group unit	3,962,206	82,488,909
Retail REITs - 0.1%
Scentre Group unit	10,371,185	28,474,252
Vicinity Ltd unit (c)	7,713,593	14,496,513
		42,970,765
TOTAL REAL ESTATE		139,934,996
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	3,423,649	25,829,455
Gas Utilities - 0.0%
Apa Group unit (c)	2,623,878	18,769,679
TOTAL UTILITIES		44,599,134
TOTAL AUSTRALIA		3,318,179,153
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	292,702	21,314,976
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	145,449	29,385,335
Erste Group Bank AG	611,525	79,544,310
Raiffeisen Bank International AG	261,364	17,902,679
TOTAL FINANCIALS		126,832,324
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (c)	134,093	9,208,177
TOTAL AUSTRIA		157,355,477
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	42,630	8,819,086
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	1,784,347	154,977,654
Food Products - 0.0%
Lotus Bakeries NV	802	10,302,565
TOTAL CONSUMER STAPLES		165,280,219
Financials - 0.2%
Banks - 0.2%
KBC Group NV	456,300	65,588,629
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	146,612	13,212,479
Sofina SA (c)	31,471	8,920,274
		22,132,753
Insurance - 0.0%
Ageas SA/NV	296,147	24,553,988
TOTAL FINANCIALS		112,275,370
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	39,429	8,820,705
UCB SA	241,620	62,105,313
TOTAL HEALTH CARE		70,926,018
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	138,272	12,253,606
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	86,703	12,467,701
TOTAL BELGIUM		382,022,000
BRAZIL - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	1,418,140	9,128,534
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,672,800	6,411,825
TOTAL COMMUNICATION SERVICES		15,540,359
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	1,444,500	9,417,896
Vibra Energia SA	2,134,572	15,180,320
TOTAL CONSUMER DISCRETIONARY		24,598,216
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	8,557,530	26,993,659
Ambev SA ADR (c)	51,435	159,963
		27,153,622
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,602,728	9,488,457
Food Products - 0.0%
MBRF Global Foods Co SA	1,102,499	3,814,808
TOTAL CONSUMER STAPLES		40,456,887
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	7,352,411	71,128,737
Petroleo Brasileiro SA - Petrobras (PN)	8,533,440	73,093,510
Petroleo Brasileiro SA - Petrobras ADR (PN)	86,227	1,478,793
PRIO SA/Brazil (b)	1,652,800	19,840,186
TOTAL ENERGY		165,541,226
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	3,472,238	10,952,741
Banco Bradesco SA (PN)	10,111,934	36,764,141
Banco Bradesco SA ADR	140,395	506,825
Banco do Brasil SA	3,381,900	14,243,722
Itau Unibanco Holding SA	10,631,143	89,949,937
Itau Unibanco Holding SA	1,056,900	9,515,780
Itau Unibanco Holding SA ADR	55,733	471,501
Itausa SA	11,721,101	31,955,183
NU Holdings Ltd/Cayman Islands Class A (b)	7,248,356	103,868,942
		298,228,772
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	10,049,175	31,183,438
Banco BTG Pactual SA unit	2,374,000	26,600,752
XP Inc Class A	800,452	13,655,710
		71,439,900
Financial Services - 0.0%
StoneCo Ltd Class A	386,087	4,391,740
Insurance - 0.0%
BB Seguridade Participacoes SA	1,257,700	10,236,963
Caixa Seguridade Participacoes S/A	1,194,300	4,770,933
Porto Seguro SA	370,100	3,993,662
		19,001,558
TOTAL FINANCIALS		393,061,970
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	1,366,311	9,336,676
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	1,326,100	22,730,602
Electrical Equipment - 0.1%
WEG SA	2,924,032	27,226,322
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,678,438	12,452,986
Rumo SA	2,377,000	6,771,131
		19,224,117
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	2,007,400	5,845,008
TOTAL INDUSTRIALS		75,026,049
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	317,364	14,958,217
Containers & Packaging - 0.0%
Klabin SA unit	1,598,375	5,754,484
Metals & Mining - 0.3%
Gerdau SA	2,518,038	12,408,508
Vale SA	7,036,047	105,877,645
Vale SA ADR	25,654	386,349
Wheaton Precious Metals Corp (c)	903,269	98,249,069
		216,921,571
Paper & Forest Products - 0.0%
Suzano SA	1,175,195	10,042,995
TOTAL MATERIALS		247,677,267
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia SA	2,592,426	27,012,801
Axia Energia SA Series C	685,405	7,032,326
Cia Energetica de Minas Gerais	3,421,280	7,653,614
Cia Paranaense de Energia - Copel	3,886,100	11,368,940
CPFL Energia SA	372,300	3,388,718
Energisa S/A unit	594,590	5,842,504
Equatorial SA	2,105,585	16,058,297
		78,357,200
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	1,841,300	9,556,751
Engie Brasil Energia SA	661,650	3,889,640
		13,446,391
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,712,097	25,748,910
TOTAL UTILITIES		117,552,501
TOTAL BRAZIL		1,088,791,151
CANADA - 8.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc (c)	620,575	13,461,986
TELUS Corp	1,035,828	9,886,492
		23,348,478
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B (c)	725,505	24,562,163
TOTAL COMMUNICATION SERVICES		47,910,641
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc (c)	518,155	35,535,486
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (c)	96,005	14,011,929
Dollarama Inc (c)	542,428	73,893,409
		87,905,338
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (c)	591,404	43,739,892
Restaurant Brands International Inc (United States)	48,314	3,576,202
		47,316,094
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (c)	347,050	19,211,100
TOTAL CONSUMER DISCRETIONARY		189,968,018
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	1,368,583	88,850,262
Empire Co Ltd Class A (c)	225,731	8,262,123
George Weston Ltd	300,096	22,428,261
Loblaw Cos Ltd	1,100,336	51,655,393
Metro Inc/CN	378,518	25,159,830
		196,355,869
Food Products - 0.0%
Saputo Inc	479,110	13,475,983
TOTAL CONSUMER STAPLES		209,831,852
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ARC Resources Ltd	1,127,290	26,962,966
Cameco Corp	865,838	74,722,032
Canadian Natural Resources Ltd	4,147,897	197,593,581
Cenovus Energy Inc (c)	2,621,313	79,040,483
Enbridge Inc	4,336,465	235,963,584
Imperial Oil Ltd (c)	288,561	37,411,964
Keyera Corp (c)	562,904	23,915,941
Pembina Pipeline Corp	1,157,404	56,588,415
Suncor Energy Inc	2,359,913	158,477,876
TC Energy Corp	2,070,025	139,394,629
Tourmaline Oil Corp (c)	734,483	32,437,024
Whitecap Resources Inc (c)	2,421,554	28,571,176
TOTAL ENERGY		1,091,079,671
Financials - 3.4%
Banks - 2.4%
Bank of Montreal (c)	1,368,002	245,398,197
Bank of Nova Scotia/The	2,449,510	214,870,524
Canadian Imperial Bank of Commerce (c)	1,824,637	216,116,366
National Bank of Canada (c)	769,654	124,491,953
Royal Bank of Canada (c)	2,776,987	581,228,917
Toronto Dominion Bank	3,290,587	394,443,228
		1,776,549,185
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	650,799	31,480,315
Brookfield Corp Class A	3,968,546	168,667,098
IGM Financial Inc (c)	162,162	10,082,419
TMX Group Ltd	546,070	19,959,786
		230,189,618
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	37,584	62,938,756
Great-West Lifeco Inc (c)	493,324	32,706,447
iA Financial Corp Inc	179,313	26,512,256
Intact Financial Corp	352,992	69,309,161
Manulife Financial Corp	3,331,987	147,982,674
Power Corp of Canada Subordinate Voting Shares	1,063,240	72,659,979
Sun Life Financial Inc	1,100,913	91,341,578
		503,450,851
TOTAL FINANCIALS		2,510,189,654
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	166,335	40,074,175
CAE Inc (b)	577,450	14,895,026
		54,969,201
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp (c)	787,378	17,670,159
RB Global Inc (c)	370,068	40,590,402
		58,260,561
Construction & Engineering - 0.1%
AtkinsRealis Group Inc (c)	325,650	20,184,562
Stantec Inc	227,722	16,070,576
WSP Global Inc	268,415	32,793,407
		69,048,545
Ground Transportation - 0.4%
Canadian National Railway Co	1,028,403	130,764,943
Canadian Pacific Kansas City Ltd (c)	1,773,392	157,522,397
TFI International Inc	155,535	21,012,786
		309,300,126
Professional Services - 0.0%
Thomson Reuters Corp (c)	260,307	25,535,841
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	162,180	24,395,546
TOTAL INDUSTRIALS		541,509,820
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	228,587	75,639,085
IT Services - 0.5%
CGI Inc Class A (c)	374,470	27,409,756
Shopify Inc Class A (b)	2,436,903	285,401,959
		312,811,715
Software - 0.1%
Constellation Software Inc/Canada (c)	40,034	85,759,319
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	30,824	0
Descartes Systems Group Inc/The (b)	169,869	12,757,291
		98,516,610
TOTAL INFORMATION TECHNOLOGY		486,967,410
Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd (c)	956,920	66,049,563
Containers & Packaging - 0.0%
CCL Industries Inc Class B (c)	289,543	19,198,217
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (c)	1,011,538	146,854,667
Alamos Gold Inc Class A	836,844	23,257,440
Barrick Mining Corp	3,331,259	122,262,207
Equinox Gold Corp (c)	2,144,256	19,211,653
Franco-Nevada Corp	383,636	81,617,577
Kinross Gold Corp	2,383,508	54,952,369
Lundin Gold Inc (c)	189,476	10,608,818
Pan American Silver Corp	840,293	36,180,822
Teck Resources Ltd Class B	911,029	54,823,559
		549,769,112
TOTAL MATERIALS		635,016,892
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	82,802	11,663,808
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (c)	603,706	32,259,954
Fortis Inc/Canada (c)	1,009,204	57,448,714
Hydro One Ltd (d)(e)	657,364	27,385,282
		117,093,950
Gas Utilities - 0.0%
AltaGas Ltd (c)	619,209	24,638,498
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (c)	274,124	9,147,569
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	253,621	10,080,795
TOTAL UTILITIES		160,960,812
TOTAL CANADA		5,885,098,578
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	1,353,285	9,047,615
Specialty Retail - 0.0%
Empresas Copec SA	777,717	5,311,646
TOTAL CONSUMER DISCRETIONARY		14,359,261
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	2,502,916	5,262,651
Financials - 0.1%
Banks - 0.1%
Banco de Chile	91,039,318	18,967,708
Banco de Credito e Inversiones SA	150,022	10,794,807
Banco Santander Chile	130,860,307	11,399,168
TOTAL FINANCIALS		41,161,683
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	686,284,136	18,261,543
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	284,977	19,218,132
Metals & Mining - 0.1%
Antofagasta PLC	686,364	33,810,471
Lundin Mining Corp	1,359,711	33,666,632
		67,477,103
TOTAL MATERIALS		86,695,235
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	1,520,272	6,164,317
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	48,568,487	4,283,011
TOTAL CHILE		176,187,701
CHINA - 7.1%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	8,929,600	11,420,469
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	234,000	687,961
Beijing Enlight Media Co Ltd A Shares (China)	316,700	558,481
China Ruyi Holdings Ltd (b)(c)	22,724,000	4,172,519
Giant Network Group Co Ltd A Shares (China)	209,100	908,411
Kingnet Network Co Ltd A Shares (China)	231,900	589,551
Kingsoft Corp Ltd	2,025,000	6,909,747
Mango Excellent Media Co Ltd A Shares (China)	198,494	480,999
Netease Inc	3,492,735	92,928,464
Tencent Music Entertainment Group Class A ADR	1,133,144	10,708,211
Zhejiang Century Huatong Group Co Ltd A Shares (China)	794,900	1,593,583
		119,537,927
Interactive Media & Services - 1.1%
Baidu Inc A Shares (b)	4,157,048	57,585,935
Bilibili Inc Z Shares (b)	504,024	9,594,400
Kuaishou Technology B Shares (d)(e)	5,639,900	31,427,067
Kunlun Tech Co Ltd A Shares (China) (b)	133,900	854,510
Tencent Holdings Ltd	12,245,400	748,230,503
		847,692,415
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China)	386,800	821,789
Focus Media Information Technology Co Ltd A Shares (China)	1,577,640	1,313,461
Leo Group Co Ltd A Shares (China)	731,300	501,828
		2,637,078
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,413,600	2,253,556
TOTAL COMMUNICATION SERVICES		983,541,445
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	27,800	407,997
Fuyao Glass Industry Group Co Ltd A Shares (China)	232,000	2,048,993
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	1,248,800	9,458,676
Hesai Group B Shares (c)	1,885,760	3,985,537
Huayu Automotive Systems Co Ltd A Shares (China)	314,300	784,271
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	65,000	888,764
Ningbo Tuopu Group Co Ltd A Shares (China)	187,725	1,294,749
Sailun Group Co Ltd A Shares (China)	337,300	707,283
Shenzhen Kedali Industry Co Ltd A Shares (China)	37,800	1,017,328
Wanxiang Qianchao Co Ltd A Shares (China)	358,500	595,100
		21,188,698
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	237,000	921,837
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	658,200	587,145
BYD Co Ltd A Shares (China)	755,660	10,715,780
BYD Co Ltd H Shares	7,201,400	86,091,584
Chongqing Afari Technology Co Ltd A Shares (China) (b)	493,000	607,937
Chongqing Changan Automobile Co Ltd A Shares (China)	860,764	1,003,521
Geely Automobile Holdings Ltd	12,962,000	32,725,645
Great Wall Motor Co Ltd A Shares (China)	157,100	391,059
Great Wall Motor Co Ltd H Shares	4,509,500	5,221,139
Guangzhou Automobile Group Co Ltd A Shares (China) (b)	390,800	319,457
Guangzhou Automobile Group Co Ltd H Shares (b)(c)	639,526	191,636
Li Auto Inc A Shares (b)(c)	2,440,518	16,621,505
NIO Inc A Shares (b)	3,493,329	17,141,211
SAIC Motor Corp Ltd A Shares (China)	828,300	1,388,578
Seres Group Co Ltd A Shares (China)	176,900	1,632,456
XPeng Inc A Shares (b)	2,508,864	16,273,245
Yadea Group Holdings Ltd (d)(e)	2,392,826	3,273,873
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	1,022,400	5,209,515
		200,317,123
Broadline Retail - 1.2%
Alibaba Group Holding Ltd	33,284,024	507,028,961
CCOOP Group Co Ltd A Shares (China) (b)	1,974,900	415,090
JD.com Inc A Shares	4,559,449	75,002,817
MINISO Group Holding Ltd A Shares	910,784	2,973,849
PDD Holdings Inc Class A ADR (b)	1,130,059	100,078,025
Prosus NV Class N	2,601,021	120,876,754
Vipshop Holdings Ltd Class A ADR	549,861	8,434,868
		814,810,364
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	597,500	1,133,241
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	2,507,730	14,706,094
TAL Education Group Class A ADR (b)	663,814	8,297,675
		23,003,769
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	364,881	15,576,770
Haidilao International Holding Ltd (c)(d)(e)	3,351,000	5,080,510
Meituan B Shares (b)(d)(e)	10,017,600	118,272,584
Tongcheng Travel Holdings Ltd (d)	2,694,000	4,905,427
Trip.com Group Ltd (b)	1,170,443	54,835,838
Yum China Holdings Inc (Hong Kong)	667,499	31,730,545
		230,401,674
Household Durables - 0.0%
Ecovacs Robotics Co Ltd A Shares (China)	63,600	571,787
Gree Electric Appliances Inc of Zhuhai A Shares (China)	311,800	1,953,390
Haier Smart Home Co Ltd A Shares (China)	738,300	2,533,115
Haier Smart Home Co Ltd H Shares	4,583,600	13,213,766
Midea Group Co Ltd A Shares (China)	441,300	5,724,606
Midea Group Co Ltd H Shares (c)	820,100	10,390,486
Sichuan Changhong Electric Co Ltd A Shares (China) (b)	506,700	520,516
		34,907,666
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	210,500	1,810,931
Chow Tai Fook Jewellery Group Ltd (c)	3,218,000	5,075,826
Pop Mart International Group Ltd (c)(d)(e)	1,003,400	20,803,943
		27,690,700
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	2,524,800	25,417,343
Bosideng International Holdings Ltd	9,436,000	5,943,823
Laopu Gold Co Ltd H Shares (c)	78,400	3,247,006
Li Ning Co Ltd	4,625,500	8,935,571
Shenzhou International Group Holdings Ltd	1,653,800	9,401,000
		52,944,743
TOTAL CONSUMER DISCRETIONARY		1,406,397,978
Consumer Staples - 0.2%
Beverages - 0.1%
Anhui Gujing Distillery Co Ltd A Shares (China)	42,700	599,629
China Resources Beer Holdings Co Ltd	3,255,989	9,823,911
Eastroc Beverage Group Co Ltd A Shares (China)	73,372	1,476,498
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	164,200	1,042,807
Kweichow Moutai Co Ltd A Shares (China)	152,400	30,454,947
Luzhou Laojiao Co Ltd A Shares (China)	159,400	2,144,864
Nongfu Spring Co Ltd H Shares (d)(e)	3,526,200	19,684,922
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	132,060	2,485,697
Tsingtao Brewery Co Ltd A Shares (China)	102,700	851,843
Tsingtao Brewery Co Ltd H Shares	1,246,000	7,403,805
Wuliangye Yibin Co Ltd A Shares (China)	485,600	5,606,543
		81,575,466
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	10,826,000	4,955,797
JD Health International Inc (b)(d)(e)	2,062,750	10,363,199
Yonghui Superstores Co Ltd A Shares (China) (b)	983,200	478,571
		15,797,567
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	78,600	488,176
China Feihe Ltd (d)(e)	7,447,000	3,124,124
China Mengniu Dairy Co Ltd	5,794,000	13,963,404
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	508,303	2,889,674
Guangdong Haid Group Co Ltd A Shares (China)	182,700	1,338,830
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	376,800	1,450,064
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	694,800	2,786,237
Muyuan Foods Group Co Ltd A Shares (China)	681,370	3,926,626
New Hope Liuhe Co Ltd A Shares (China) (b)	453,400	469,907
Tingyi Cayman Islands Holding Corp	3,960,000	6,008,875
Want Want China Holdings Ltd	8,470,000	3,650,490
Wens Foodstuff Group Co Ltd A Shares (China)	731,420	1,512,739
Wilmar International Ltd	3,130,080	9,572,104
		51,181,250
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	867,800	3,405,958
Hengan International Group Co Ltd	1,356,500	4,282,737
		7,688,695
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	3,568,000	4,185,657
TOTAL CONSUMER STAPLES		160,428,635
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,466,000	3,129,053
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	122,400	2,440,568
		5,569,621
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	3,680,000	5,025,604
China Merchants Energy Shipping Co Ltd A Shares (China)	1,004,000	2,487,071
China Petroleum & Chemical Corp A Shares (China)	4,060,900	3,170,370
China Petroleum & Chemical Corp H Shares	44,253,800	24,998,002
China Shenhua Energy Co Ltd A Shares (China)	722,600	4,884,393
China Shenhua Energy Co Ltd H Shares	6,654,500	36,877,050
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	394,666	983,694
COSCO SHIPPING Energy Transportation Co Ltd H Shares (c)	2,524,000	4,476,798
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	224,600	897,235
Inner Mongolia Yitai Coal Co Ltd B Shares	1,736,030	5,001,528
PetroChina Co Ltd A Shares (China)	3,708,400	6,101,932
PetroChina Co Ltd H Shares	41,138,000	52,141,146
Shaanxi Coal Industry Co Ltd A Shares (China)	1,225,700	4,496,303
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	574,180	552,853
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	322,800	722,012
Yankuang Energy Group Co Ltd A Shares (China)	418,000	1,249,951
Yankuang Energy Group Co Ltd H Shares (c)	7,090,100	10,722,303
		164,788,245
TOTAL ENERGY		170,357,866
Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	9,218,300	9,420,654
Agricultural Bank of China Ltd H Shares	54,645,000	43,967,402
Bank of Beijing Co Ltd A Shares (China)	2,303,700	1,765,154
Bank of Changsha Co Ltd A Shares (China)	464,800	656,279
Bank of Chengdu Co Ltd A Shares (China)	471,700	1,280,925
Bank of China Ltd A Shares (China)	7,631,700	6,849,421
Bank of China Ltd H Shares	129,409,024	90,921,621
Bank of Communications Co Ltd A Shares (China)	5,606,700	5,959,482
Bank of Communications Co Ltd H Shares	16,389,200	15,799,035
Bank of Hangzhou Co Ltd A Shares (China)	782,731	1,907,847
Bank of Jiangsu Co Ltd A Shares (China)	1,997,460	3,498,869
Bank of Nanjing Co Ltd A Shares (China)	1,349,300	2,303,427
Bank of Ningbo Co Ltd A Shares (China)	718,010	3,390,340
Bank of Shanghai Co Ltd A Shares (China)	1,553,100	2,173,558
Bank of Suzhou Co Ltd A Shares (China)	496,700	625,052
BOC Hong Kong Holdings Ltd	7,360,451	48,992,087
China CITIC Bank Corp Ltd A Shares (China)	1,642,600	1,885,493
China CITIC Bank Corp Ltd H Shares	15,275,293	15,056,362
China Construction Bank Corp A Shares (China)	5,997,000	9,635,429
China Construction Bank Corp H Shares	162,276,649	190,419,627
China Everbright Bank Co Ltd A Shares (China)	2,575,800	1,209,769
China Everbright Bank Co Ltd H Shares (c)	3,976,000	1,617,291
China Merchants Bank Co Ltd A Shares (China)	2,404,100	14,104,334
China Merchants Bank Co Ltd H Shares	7,615,691	49,428,577
China Minsheng Banking Corp Ltd A Shares (China)	3,984,600	2,136,349
China Minsheng Banking Corp Ltd H Shares	13,836,332	6,404,402
China Zheshang Bank Co Ltd A Shares (China)	2,191,220	983,096
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,591,500	1,592,626
Chongqing Rural Commercial Bank Co Ltd H Shares	3,802,000	3,180,292
CNPC Capital Co Ltd A Shares (China)	919,100	978,491
Huaxia Bank Co Ltd A Shares (China)	1,423,964	1,456,861
Industrial & Commercial Bank of China Ltd A Shares (China)	10,867,100	12,858,188
Industrial & Commercial Bank of China Ltd H Shares	125,643,008	120,317,632
Industrial Bank Co Ltd A Shares (China)	2,610,100	7,303,287
Ping An Bank Co Ltd A Shares (China)	2,630,700	4,531,010
Postal Savings Bank of China Co Ltd A Shares (China)	3,432,000	2,609,536
Postal Savings Bank of China Co Ltd H Shares (d)(e)	16,997,000	11,009,992
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,962,200	5,577,274
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,066,000	1,356,173
		705,163,244
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	66,000	805,692
BOC International China Co Ltd A Shares (China)	306,800	537,323
Caitong Securities Co Ltd A Shares (China)	451,460	559,906
Changjiang Securities Co Ltd A Shares (China)	566,100	720,982
China Galaxy Securities Co Ltd A Shares (China)	505,100	944,480
China Galaxy Securities Co Ltd H Shares	7,785,500	7,554,786
China Great Wall Securities Co Ltd A Shares (China)	442,600	544,721
China International Capital Corp Ltd A Shares (China)	368,000	1,924,266
China International Capital Corp Ltd H Shares (d)(e)	3,410,000	9,392,023
China Merchants Securities Co Ltd A Shares (China)	817,700	2,128,450
CITIC Securities Co Ltd A Shares (China)	702,205	2,954,171
CITIC Securities Co Ltd H Shares	4,148,275	14,451,046
CSC Financial Co Ltd A Shares (China)	459,000	1,752,396
Dongxing Securities Co Ltd A Shares (China)	327,900	671,211
East Money Information Co Ltd A Shares (China)	2,033,520	6,068,502
Everbright Securities Co Ltd A Shares (China)	393,500	862,316
Founder Securities Co Ltd A Shares (China)	857,200	901,445
GF Securities Co Ltd A Shares (China)	853,200	2,695,869
GF Securities Co Ltd H Shares	1,956,800	4,261,724
Guolian Minsheng Securities Co Ltd A Shares (China)	477,500	637,012
Guosen Securities Co Ltd A Shares (China)	757,100	1,155,943
Guotai Haitong Securities Co Ltd A Shares (China)	2,009,650	5,457,407
Guotai Haitong Securities Co Ltd H Shares (d)(e)	4,191,239	7,979,089
Guoyuan Securities Co Ltd A Shares (China)	410,900	446,658
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	99,040	3,446,296
Huatai Securities Co Ltd A Shares (China)	679,500	1,973,172
Huatai Securities Co Ltd H Shares (c)(d)(e)	3,050,000	6,568,717
Industrial Securities Co Ltd A Shares (China)	896,870	802,496
Orient Securities Co Ltd/China A Shares (China)	833,472	1,134,005
SDIC Capital Co Ltd A Shares (China)	648,300	626,131
Shenwan Hongyuan Group Co Ltd A Shares (China)	2,384,015	1,655,288
SooChow Securities Co Ltd A Shares (China)	612,925	736,636
Tianfeng Securities Co Ltd A Shares (China) (b)	1,122,100	616,913
Zheshang Securities Co Ltd A Shares (China)	495,100	700,723
Zhongtai Securities Co Ltd A Shares (China)	921,000	769,580
		94,437,375
Financial Services - 0.0%
Far East Horizon Ltd	4,642,000	4,072,345
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	661,500	3,866,272
China Life Insurance Co Ltd H Shares	14,248,000	53,050,291
China Pacific Insurance Group Co Ltd A Shares (China)	911,900	4,360,827
China Pacific Insurance Group Co Ltd H Shares	5,170,600	20,148,620
China Taiping Insurance Holdings Co Ltd	2,871,865	8,063,663
New China Life Insurance Co Ltd A Shares (China)	190,300	1,776,282
New China Life Insurance Co Ltd H Shares	1,979,100	12,204,080
People's Insurance Co Group of China Ltd/The A Shares (China)	3,470,900	3,783,661
People's Insurance Co Group of China Ltd/The H Shares	13,039,000	9,077,953
PICC Property & Casualty Co Ltd H Shares	13,846,001	28,954,710
Ping An Insurance Group Co of China Ltd A Shares (China)	1,427,977	11,592,999
Ping An Insurance Group Co of China Ltd H Shares	12,815,500	95,741,706
		252,621,064
TOTAL FINANCIALS		1,056,294,028
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (d)(e)	3,751,500	7,998,200
Akeso Inc (b)(c)(d)(e)	1,289,000	15,441,899
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	116,399	528,108
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	261,800	505,262
Imeik Technology Development Co Ltd A Shares (China)	33,320	538,245
Innovent Biologics Inc (b)(d)(e)	2,853,500	31,546,268
Remegen Co Ltd H Shares (b)(c)(d)(e)	480,000	5,003,570
Shanghai RAAS Blood Products Co Ltd A Shares (China)	696,600	534,380
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	109,400	6,748,919
		68,844,851
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	13,808	464,913
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	88,188	1,509,149
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	131,600	3,096,507
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	81,400	577,395
		5,647,964
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	1,021,601	1,373,431
Huadong Medicine Co Ltd A Shares (China)	194,660	839,831
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	167,200	417,645
Shanghai Pharmaceuticals Holding Co Ltd H Shares	243,800	373,670
Sinopharm Group Co Ltd H Shares	2,786,400	6,179,108
		9,183,685
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	2,428,000	5,591,360
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	37,207	275,535
Pharmaron Beijing Co Ltd A Shares (China)	49,125	267,388
Pharmaron Beijing Co Ltd H Shares (d)(e)	337,400	985,216
Wuxi Apptec Co Ltd A Shares (China)	352,096	6,692,586
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	753,474	15,439,569
Wuxi Biologics Cayman Inc (b)(d)(e)	7,015,000	34,622,570
WuXi XDC Cayman Inc (b)	762,500	5,036,405
XtalPi Holdings Ltd (b)(c)	3,324,000	2,899,133
		71,809,762
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	158,300	617,396
Changchun High-Tech Industry Group Co Ltd A Shares (China)	44,800	537,617
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	174,239	666,554
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (b)	151,840	854,895
CSPC Pharmaceutical Group Ltd	16,118,800	17,634,819
Haisco Pharmaceutical Group Co Ltd A Shares (China)	102,500	947,389
Hansoh Pharmaceutical Group Co Ltd (d)(e)	2,448,000	10,044,966
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (b)	97,500	359,930
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	784,666	6,281,708
Kangmei Pharmaceutical Co Ltd rights (b)(f)	9,442	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	49,857	821,389
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	30,900	106,276
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (c)	429,500	899,264
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	121,100	597,221
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	31,618	1,395,483
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	175,400	1,130,561
Sino Biopharmaceutical Ltd	19,440,000	12,468,530
Yunnan Baiyao Group Co Ltd A Shares (China)	270,820	2,121,160
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	66,200	1,368,386
		58,853,544
TOTAL HEALTH CARE		214,339,806
Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	287,652	1,475,969
Kuang-Chi Technologies Co Ltd A Shares (China)	233,300	1,066,956
		2,542,925
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)(c)	4,780,200	6,150,186
JD Logistics Inc (b)(d)(e)	3,302,200	6,324,473
SF Holding Co Ltd A Shares (China)	527,100	2,733,005
YTO Express Group Co Ltd A Shares (China)	376,300	1,050,569
ZTO Express Cayman Inc A Shares (c)	752,881	18,017,343
		34,275,576
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	188,000	537,027
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	224,664	508,686
Construction & Engineering - 0.0%
China Energy Engineering Corp Ltd A Shares (China)	4,417,900	1,701,223
China National Chemical Engineering Co Ltd A Shares (China)	620,300	719,844
China Railway Group Ltd A Shares (China)	3,718,700	2,536,781
China Railway Group Ltd H Shares (c)	6,032,000	2,776,641
China State Construction Engineering Corp Ltd A Shares (China)	4,467,340	3,110,642
Metallurgical Corp of China Ltd A Shares (China) (b)	1,951,600	785,598
Power Construction Corp of China Ltd A Shares (China)	1,880,639	1,361,329
Sichuan Road and Bridge Group Co Ltd A Shares (China)	755,500	1,009,162
		14,001,220
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	533,500	1,054,123
CNGR Advanced Material Co Ltd A Shares (China)	100,020	602,535
Contemporary Amperex Technology Co Ltd A Shares (China)	533,060	31,233,129
Contemporary Amperex Technology Co Ltd H Shares (c)	344,003	27,232,918
Dajin Heavy Industry Co Ltd A Shares (China)	84,700	494,767
Dongfang Electric Corp Ltd A Shares (China)	329,524	1,225,862
Eve Energy Co Ltd A Shares (China)	285,229	2,292,352
GEM Co Ltd A Shares (China)	558,300	553,440
Goldwind Science & Technology Co Ltd A Shares (China)	238,200	647,117
Goldwind Science & Technology Co Ltd H Shares	517,964	643,955
Gotion High-Tech Co Ltd A Shares (China)	198,000	836,775
Hunan Yuneng New Energy Battery Material Co Ltd (China)	106,600	1,000,109
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	411,100	1,729,799
JL Mag Rare-Earth Co Ltd A Shares (China)	123,900	469,144
NARI Technology Co Ltd A Shares (China)	1,035,340	3,729,779
Ningbo Deye Technology Corp A Shares (China)	155,690	1,887,572
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	86,880	529,178
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	153,800	377,579
Shanghai Electric Group Co Ltd A Shares (China)	1,368,400	1,397,845
Shenzhen Megmeet Electrical Co Ltd (China)	62,200	982,341
Sichuan Huafeng Technology Co Ltd A Shares (China) (b)	57,362	1,166,946
Sungrow Power Supply Co Ltd A Shares (China)	243,500	3,742,519
Sunwoda Electronic Co Ltd A Shares (China)	200,200	564,782
TBEA Co Ltd A Shares (China)	545,150	1,690,779
Wolong Electric Group Co Ltd A Shares (China)	169,100	793,811
Zhejiang Chint Electrics Co Ltd A Shares (China)	233,800	873,313
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	205,000	1,212,454
		88,964,923
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	2,237,300	1,646,894
Full Truck Alliance Co Ltd ADR	1,388,273	13,174,711
		14,821,605
Industrial Conglomerates - 0.0%
CITIC Ltd	8,636,000	13,621,764
Machinery - 0.2%
Airtac International Group	277,456	11,242,353
China CSSC Holdings Ltd A Shares (China)	925,300	4,820,738
CRRC Corp Ltd A Shares (China)	5,092,700	4,646,192
CRRC Corp Ltd H Shares	5,868,000	3,935,744
Haitian International Holdings Ltd	1,271,000	3,374,250
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	174,132	2,798,261
RoboTechnik Intelligent Technology Co Ltd A Shares (China)	18,100	1,112,703
Sany Heavy Industry Co Ltd A Shares (China)	919,300	2,798,076
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	115,710	895,216
Shenzhen Envicool Technology Co Ltd A Shares (China)	135,850	953,048
Shenzhen Inovance Technology Co Ltd A Shares (China)	142,800	1,355,054
Sinotruk Hong Kong Ltd	1,634,500	8,470,121
UBTech Robotics Corp Ltd H Shares (b)(c)	430,200	4,473,479
Weichai Power Co Ltd A Shares (China)	719,600	2,978,778
Weichai Power Co Ltd H Shares	3,960,800	16,636,330
XCMG Construction Machinery Co Ltd A Shares (China)	1,245,800	1,652,979
Yangzijiang Shipbuilding (Holdings) Ltd (c)	5,142,200	15,696,644
Yutong Bus Co Ltd A Shares (China)	227,500	1,085,065
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	201,100	1,117,012
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	32,026	223,957
Zhuzhou CRRC Times Electric Co Ltd H Shares	965,500	4,143,978
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	781,100	879,200
		95,289,178
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	1,413,270	3,267,995
COSCO SHIPPING Holdings Co Ltd H Shares (c)	4,851,100	9,754,902
SITC International Holdings Co Ltd	2,676,000	13,471,448
		26,494,345
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	1,364,700	1,264,187
China Eastern Airlines Corp Ltd A Shares (China) (b)	1,843,000	1,020,558
China Southern Airlines Co Ltd A Shares (China) (b)	950,300	738,917
China Southern Airlines Co Ltd H Shares (b)	1,168,000	524,248
Hainan Airlines Holding Co Ltd A Shares (China) (b)	4,672,000	947,933
Spring Airlines Co Ltd A Shares (China)	108,300	754,799
		5,250,642
Professional Services - 0.0%
Kanzhun Ltd ADR	740,240	12,051,107
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)(e)	420,800	4,153,055
Transportation Infrastructure - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	6,375,200	4,843,570
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	581,600	870,849
China Merchants Port Holdings Co Ltd	2,575,836	5,022,000
Shanghai International Airport Co Ltd A Shares (China)	109,172	399,032
		11,135,451
TOTAL INDUSTRIALS		323,647,504
Information Technology - 0.7%
Communications Equipment - 0.1%
Advanced Fiber Resources Zhuhai Ltd A Shares (China)	31,300	944,286
CICT Mobile Communication Technology Co Ltd A Shares (China) (b)	368,614	644,904
EverProX Technologies Co Ltd A Shares (China)	36,600	758,831
Fiberhome Telecommunication Technologies Co Ltd A Shares (China)	145,300	708,146
Guangzhou Haige Communications Group Inc Co A Shares (China)	265,200	391,423
Hengtong Optic-electric Co Ltd A Shares (China)	289,500	2,029,231
Jiangsu Etern Co Ltd A Shares (China)	180,600	853,993
QuantumCTek Co Ltd A Shares (China)	11,093	631,087
Shenzhen Sunway Communication Co Ltd A Shares (China)	104,300	885,504
Suzhou TFC Optical Communication Co Ltd A Shares (China)	126,056	3,177,553
Yangtze Optical Fibre & Cable Joint Stock Ltd Co A Shares (China)	46,200	1,844,250
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)(e)	767,500	9,468,482
Yealink Network Technology Corp Ltd A Shares (China)	130,950	753,839
Zhongji Innolight Co Ltd A Shares (China)	131,680	17,525,446
ZTE Corp A Shares (China)	445,400	2,229,340
ZTE Corp H Shares (c)	1,622,336	5,142,721
		47,989,036
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	1,550,000	7,617,184
Accelink Technologies Co Ltd A Shares (China) (b)	97,200	2,322,909
Avary Holding Shenzhen Co Ltd A Shares (China)	233,600	2,818,324
BOE Technology Group Co Ltd A Shares (China)	4,603,100	3,745,340
BYD Electronic International Co Ltd (c)	1,616,000	4,838,274
Chaozhou Three-Circle Group Co Ltd A Shares (China)	232,500	3,806,709
Delton Technology Guangzhou Inc A Shares (China)	45,592	958,779
Eoptolink Technology Inc Ltd A Shares (China)	165,172	9,678,273
Founder Technology Group Corp A Shares (China) (b)	456,600	619,480
Foxconn Industrial Internet Co Ltd A Shares (China)	1,255,294	10,532,773
GoerTek Inc A Shares (China)	371,500	1,272,556
Hgtech Co Ltd A Shares (China)	122,200	1,718,919
Lens Technology Co Ltd A Shares (China)	599,100	2,792,229
Lingyi iTech Guangdong Co A Shares (China)	788,400	1,442,980
Luxshare Precision Industry Co Ltd A Shares (China)	870,982	7,418,225
Maxscend Microelectronics Co Ltd A Shares (China) (b)	57,816	580,111
Raytron Technology Co Ltd A Shares (China)	62,323	1,303,505
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	40,415	627,048
Shannon Semiconductor Technology Co Ltd A Shares (China)	50,100	1,077,123
Shengyi Electronics Co Ltd A Shares (China)	74,910	1,047,076
Shengyi Technology Co Ltd A Shares (China)	294,900	4,608,661
Shennan Circuits Co Ltd A Shares (China)	79,252	3,612,897
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	147,100	600,566
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	104,900	1,128,283
Sunny Optical Technology Group Co Ltd	1,291,100	9,227,552
SUPCON Technology Co Ltd A Shares (China)	85,540	1,177,457
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China) (b)	213,800	5,422,686
TCL Technology Group Corp A Shares (China)	2,868,220	2,007,266
Unisplendour Corp Ltd A Shares (China)	371,880	1,916,334
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	204,800	664,357
Victory Giant Technology Huizhou Co Ltd A Shares (China)	104,100	2,936,055
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	463,143	863,036
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	229,940	3,529,599
Zhejiang Dahua Technology Co Ltd A Shares (China)	363,700	899,310
		104,811,876
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)(c)	2,143,500	8,722,220
Isoftstone Information Technology Group Co Ltd A Shares (China)	103,350	587,293
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	195,400	1,828,319
		11,137,832
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Shanghai Inc A Shares (China)	42,126	1,690,190
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	111,893	5,689,908
Amlogic Shanghai Co Ltd A Shares (China)	45,658	658,304
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	23,137	811,505
Biwin Storage Technology Co Ltd A Shares (China)	57,200	1,905,875
Cambricon Technologies Corp Ltd A Shares (China)	74,662	12,207,407
China Resources Microelectronics Ltd A Shares (China)	141,853	1,138,490
CSI Solar Co Ltd A Shares (China)	393,295	611,252
Dosilicon Co Ltd A Shares (China) (b)	47,773	719,842
GCL Technology Holdings Ltd (b)(c)	47,071,000	3,661,291
Gigadevice Semiconductor Inc A Shares (China)	81,084	4,528,421
Guobo Electronics Co Ltd A Shares (China)	42,733	457,521
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	77,900	2,989,376
Hangzhou First Applied Material Co Ltd A Shares (China)	279,800	607,367
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	183,100	764,175
Henan Shijia Photons Technology Co Ltd A Shares (China)	56,780	757,028
Hua Hong Grace Semiconductor Ltd (b)(d)(e)	1,421,000	23,247,259
Hua Hong Grace Semiconductor Ltd A Shares (China) (b)	62,428	2,193,114
Hwatsing Technology Co Ltd A Shares (China)	61,070	2,322,486
Hygon Information Technology Co Ltd A Shares (China)	280,762	11,513,726
Ingenic Semiconductor Co Ltd A Shares (China)	52,200	976,843
JA Solar Technology Co Ltd A Shares (China) (b)	357,436	397,385
JCET Group Co Ltd A Shares (China)	223,500	2,168,356
Jinko Solar Co Ltd A Shares (China) (b)	1,079,847	692,860
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	818,366	1,573,528
Loongson Technology Corp Ltd (China) (b)	43,390	683,128
Montage Technology Co Ltd A Shares (China)	139,612	4,229,477
National Silicon Industry Group Co Ltd A Shares (China) (b)	414,193	1,438,365
NAURA Technology Group Co Ltd A Shares (China)	88,180	8,953,493
Nexchip Semiconductor Corp A Shares (China) (b)	216,978	1,191,729
OmniVision Integrated Circuits Group Inc A Shares (China)	131,115	1,719,056
Piotech Inc A Shares (China)	34,477	3,389,607
Rockchip Electronics Co Ltd A Shares (China)	45,800	1,275,410
Sanan Optoelectronics CO Ltd A Shares (China) (b)	530,600	961,884
SG Micro Corp A Shares (China)	66,994	947,895
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	27,700	1,585,185
Skyverse Technology Co Ltd A Shares (China) (b)	43,154	2,210,841
Suzhou Centec Communications Co Ltd A Shares (China) (b)	32,127	1,617,860
Suzhou Everbright Photonics Co Ltd A Shares (China) (b)	21,548	721,840
Suzhou Maxwell Technologies Co Ltd A Shares (China)	30,100	662,600
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	434,400	566,613
Tianshui Huatian Technology Co Ltd A Shares (China)	345,200	790,896
TongFu Microelectronics Co Ltd A Shares (China)	163,900	1,376,651
Tongwei Co Ltd A Shares (China) (b)	505,500	874,247
Trina Solar Co Ltd A Shares (China) (b)	234,290	471,221
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	92,259	887,290
United Nova Technology Co Ltd A Shares (China) (b)	910,508	1,048,190
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	62,266	1,772,028
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	232,948	624,548
Xinyi Solar Holdings Ltd (c)	8,953,406	2,511,666
Yuanjie Semiconductor Technology Co Ltd A Shares (China)	14,769	2,379,165
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	141,100	804,071
		129,978,465
Software - 0.0%
360 Security Technology Inc A Shares (China)	755,700	1,045,571
Beijing Kingsoft Office Software Inc A Shares (China)	50,032	2,004,016
China National Software & Service Co Ltd A Shares (China) (b)	99,590	485,896
Empyrean Technology Co Ltd A Shares (China)	69,200	893,705
Geovis Technology Co Ltd A Shares (China)	86,932	430,463
Horizon Robotics A Shares (b)(c)	9,991,200	6,586,568
Hundsun Technologies Inc A Shares (China)	207,368	703,958
Iflytek Co Ltd A Shares (China)	249,800	1,559,502
Kingdee International Software Group Co Ltd (b)	5,784,000	6,143,619
Pony AI Inc A Shares (c)	370,400	2,942,456
Sangfor Technologies Inc A Shares (China)	45,200	808,449
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	55,133,000	10,193,673
Shanghai Baosight Software Co Ltd A Shares (China)	146,400	403,202
Shanghai Baosight Software Co Ltd B Shares	584,911	521,878
Shanghai Stonehill Technology Co Ltd A Shares (China)	610,500	611,197
Yonyou Network Technology CO Ltd A Shares (China) (b)	369,920	608,796
		35,942,949
Technology Hardware, Storage & Peripherals - 0.3%
Anker Innovations Technology Co Ltd A Shares (China)	58,410	1,055,723
China Greatwall Technology Group Co Ltd A Shares (China) (b)	349,700	710,808
Huaqin Co Ltd A Shares (China)	128,660	1,546,947
IEIT Systems Co Ltd A Shares (China)	190,934	2,022,339
Lenovo Group Ltd	14,806,000	45,279,602
Sharetronic Data Technology Co Ltd A Shares (China)	59,720	1,903,644
Shenzhen Longsys Electronics Co Ltd (China)	50,000	2,568,164
Shenzhen Transsion Holdings Co Ltd A Shares (China)	122,557	1,166,936
Xiaomi Corp B Shares (b)(d)(e)	34,120,000	125,202,811
		181,456,974
TOTAL INFORMATION TECHNOLOGY		511,317,132
Materials - 0.3%
Chemicals - 0.0%
Canmax Technologies Co Ltd A Shares (China) (b)	101,700	815,365
Ganfeng Lithium Group Co Ltd A Shares (China)	192,860	1,419,329
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	972,920	4,567,852
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	248,040	1,310,642
Hengli Petrochemical Co Ltd A Shares (China)	760,560	1,880,540
Hoshine Silicon Industry Co Ltd A Shares (China)	107,300	531,718
Huafon Chemical Co Ltd A Shares (China)	538,100	874,189
Hubei Feilihua Quartz Glass Co Ltd A Shares (China) (b)	65,100	701,784
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	909,600	637,863
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	698,000	1,215,634
Kingfa Sci & Tech Co Ltd A Shares (China)	286,000	654,579
LB Group Co Ltd A Shares (China)	261,800	634,092
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	875,400	3,012,706
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	638,200	2,575,101
Rongsheng Petrochemical Co Ltd A Shares (China)	1,080,050	1,977,244
Satellite Chemical Co Ltd A Shares (China)	364,101	1,364,435
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	285,740	911,265
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	231,351	815,450
Sinoma Science & Technology Co Ltd A Shares (China)	212,000	1,351,714
Tianqi Lithium Corp A Shares (China) (b)	159,600	1,072,695
Wanhua Chemical Group Co Ltd A Shares (China)	379,600	4,182,261
Yunnan Energy New Material Group Co Ltd A Shares (China) (b)	106,000	825,752
Yunnan Yuntianhua Co Ltd A Shares (China)	197,400	871,693
Zangge Mining Co Ltd A Shares (China)	199,000	2,369,680
Zhejiang Juhua Co Ltd A Shares (China)	293,300	1,713,038
Zhejiang Longsheng Group Co Ltd A Shares (China)	346,000	679,866
Zhejiang NHU Co Ltd A Shares (China)	404,108	1,795,448
		40,761,935
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	318,000	874,032
Anhui Conch Cement Co Ltd H Shares	2,592,500	6,112,329
China Jushi Co Ltd A Shares (China)	491,540	2,746,082
China National Building Material Co Ltd H Shares (c)	7,116,000	3,384,510
		13,116,953
Metals & Mining - 0.3%
Aluminum Corp of China Ltd A Shares (China)	1,467,500	2,085,972
Aluminum Corp of China Ltd H Shares	7,618,000	8,217,929
Baiyin Nonferrous Group Co Ltd A Shares (China) (b)	797,800	588,435
Baoshan Iron & Steel Co Ltd A Shares (China)	2,370,300	2,151,742
Chengtun Mining Group Co Ltd A Shares (China)	330,400	519,699
Chifeng Jilong Gold Mining Co A Shares (China)	180,300	1,061,315
China Gold International Resources Corp Ltd	469,900	10,539,555
China Hongqiao Group Ltd	6,447,000	20,173,592
China Nonferrous Mining Corp Ltd	2,782,000	5,232,391
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	442,500	2,604,770
China Rare Earth Resources And Technology Co Ltd A Shares (China)	115,300	817,146
China Tungsten And Hightech Materials Co Ltd A Shares (China)	275,000	2,014,948
Citic Pacific Special Steel Group Co Ltd A Shares (China)	340,500	754,613
CMOC Group Ltd A Shares (China)	1,445,000	4,172,284
CMOC Group Ltd H Shares	8,265,000	17,800,144
Dazhong Mining Co Ltd A Shares (China)	191,100	732,130
Guangdong HEC Technology Holding Co Ltd A Shares (China) (b)	334,700	1,407,450
Guocheng Mining Co Ltd A Shares (China)	149,800	617,867
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	231,600	894,973
Hunan Valin Steel Co Ltd A Shares (China)	756,800	441,074
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	4,891,900	1,616,088
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	191,600	905,311
Jiangxi Copper Co Ltd A Shares (China)	126,000	810,079
Jiangxi Copper Co Ltd H Shares	2,290,000	10,272,646
Jinduicheng Molybdenum Co Ltd A Shares (China)	350,400	1,086,872
MMG Ltd (b)	9,596,000	10,266,046
Shandong Gold Mining Co Ltd A Shares (China)	656,523	2,748,735
Shandong Gold Mining Co Ltd H Shares (d)(e)	1,489,500	3,828,971
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	328,200	1,008,766
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,229,100	860,179
Shanjin International Gold Co Ltd A Shares (China)	300,380	1,039,608
Sinomine Resource Group Co Ltd A Shares (China)	77,400	538,846
Tianshan Aluminum Group Co Ltd A Shares (China)	483,800	947,026
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	1,447,100	1,335,503
Western Mining Co Ltd A Shares (China)	258,000	1,467,755
Western Superconducting Technologies Co Ltd A Shares (China)	70,240	548,142
Xiamen Tungsten Co Ltd A Shares (China)	171,500	1,192,769
Yunnan Aluminium Co Ltd A Shares (China)	375,100	1,481,866
Yunnan Tin Co Ltd A Shares (China)	176,200	888,243
Zhaojin Mining Industry Co Ltd H Shares	3,291,500	8,897,761
Zhongjin Gold Corp Ltd A Shares (China) (b)	522,700	1,785,623
Zijin Mining Group Co Ltd A Shares (China)	2,450,100	11,980,944
Zijin Mining Group Co Ltd H Shares	11,967,000	50,722,111
		199,057,919
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	281,600	607,283
TOTAL MATERIALS		253,544,090
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd (c)	1,773,551	3,475,910
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	963,400	992,188
China Overseas Land & Investment Ltd	7,579,500	13,057,106
China Resources Land Ltd	5,702,465	24,140,804
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,375,600	7,002,187
China Vanke Co Ltd A Shares (China) (b)	827,400	409,556
China Vanke Co Ltd H Shares (b)(c)	282,700	89,398
Hainan Airport Infrastructure Co Ltd A Shares (China)	1,240,300	538,225
KE Holdings Inc A Shares	4,022,148	22,559,831
Longfor Group Holdings Ltd (c)(d)(e)	4,129,507	3,612,213
Poly Developments and Holdings Group Co Ltd A Shares (China)	1,279,800	1,000,827
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	168,000	799,360
TOTAL REAL ESTATE		77,677,605
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	1,046,500	4,222,083
China Gas Holdings Ltd	5,612,400	4,372,611
China Resources Gas Group Ltd (c)	1,985,100	4,234,765
ENN Energy Holdings Ltd	1,473,700	8,820,703
ENN Natural Gas Co Ltd A Shares (China)	287,400	757,593
Kunlun Energy Co Ltd	7,788,000	7,189,779
		29,597,534
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	1,559,000	953,286
CGN Power Co Ltd H Shares (d)(e)	17,374,000	6,402,487
China Longyuan Power Group Corp Ltd H Shares	4,823,000	3,548,494
China National Nuclear Power Co Ltd A Shares (China)	2,260,500	3,031,967
China Power International Development Ltd (c)	7,575,699	2,743,418
China Resources Power Holdings Co Ltd (c)	4,149,780	10,233,697
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,008,900	1,738,241
China Yangtze Power Co Ltd A Shares (China)	3,000,800	12,929,066
Datang International Power Generation Co Ltd A Shares (China)	1,260,600	1,103,633
GD Power Development Co Ltd A Shares (China)	1,801,000	1,355,522
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	1,902,000	2
Huadian Power International Corp Ltd A Shares (China)	1,049,600	747,854
Huaneng Power International Inc A Shares (China)	1,143,200	1,217,059
Huaneng Power International Inc H Shares (c)	8,028,000	6,172,708
SDIC Power Holdings Co Ltd A Shares (China)	885,100	1,999,770
Shanghai Electric Power Co Ltd A Shares (China)	305,400	654,388
Shenergy Co Ltd A Shares (China)	496,700	628,547
Sichuan Chuantou Energy Co Ltd A Shares (China)	551,800	1,280,560
Wintime Energy Group Co Ltd A Shares (China) (b)	2,404,200	561,865
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	1,138,500	854,812
		58,157,376
Water Utilities - 0.0%
Guangdong Investment Ltd	5,634,000	6,084,869
TOTAL UTILITIES		93,839,779
TOTAL CHINA		5,251,385,868
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	460,369	13,047,840
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	869,039	8,235,848
TOTAL COLOMBIA		21,283,688
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	1,563,818	11,233,475
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	425,124	20,179,682
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	150,041	7,501,157
Moneta Money Bank AS (d)(e)	500,119	4,576,735
TOTAL FINANCIALS		12,077,892
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV (c)	293,715	5,595,282
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	246,464	15,877,433
TOTAL CZECH REPUBLIC		33,550,607
DENMARK - 0.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	149,153	18,684,393
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	186,928	27,574,908
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	1,243,978	71,621,813
Insurance - 0.0%
Tryg A/S	609,205	14,539,341
TOTAL FINANCIALS		86,161,154
Health Care - 0.5%
Biotechnology - 0.0%
Genmab A/S (b)	121,182	34,880,835
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	248,211	16,414,135
Demant A/S (b)	166,336	7,210,801
		23,624,936
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	6,400,926	302,773,910
TOTAL HEALTH CARE		361,279,681
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	382,244	82,610,962
Building Products - 0.0%
ROCKWOOL A/S Series B	184,697	5,921,017
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	1,907,833	51,354,029
TOTAL INDUSTRIALS		139,886,008
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	700,778	45,623,005
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	921,041	20,603,355
TOTAL DENMARK		699,812,504
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	2,715,997	1,932,792
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,707,432	12,976,499
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	1,460,207	2,777,676
TOTAL EGYPT		17,686,967
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	281,663	11,361,493
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	546,539	13,600,610
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	841,045	29,638,648
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	6,098,066	123,078,218
Insurance - 0.1%
Sampo Oyj A Shares	4,748,845	52,578,051
TOTAL FINANCIALS		175,656,269
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	218,510	20,435,157
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	653,440	37,751,068
Metso Oyj	1,280,366	23,785,675
Wartsila OYJ Abp	971,205	32,859,188
TOTAL INDUSTRIALS		94,395,931
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	9,991,823	92,353,743
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,082,972	12,410,864
UPM-Kymmene Oyj	1,059,203	28,816,451
TOTAL MATERIALS		41,227,315
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	893,238	20,317,488
TOTAL FINLAND		498,986,654
FRANCE - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	3,702,653	70,749,166
Media - 0.1%
Publicis Groupe SA	455,435	48,608,826
TOTAL COMMUNICATION SERVICES		119,357,992
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,229,699	49,705,025
Automobiles - 0.0%
Renault SA	362,112	11,434,151
Hotels, Restaurants & Leisure - 0.0%
Accor SA	374,245	19,377,072
Sodexo SA (c)	143,413	9,430,376
Sodexo SA loyalty shares	8,142	536,109
		29,343,557
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	51,375	91,030,036
Kering SA	141,839	46,817,297
LVMH Moet Hennessy Louis Vuitton SE	494,385	271,484,243
		409,331,576
TOTAL CONSUMER DISCRETIONARY		499,814,309
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	388,730	30,295,021
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,172,657	21,520,584
Food Products - 0.1%
Danone SA	1,252,709	97,443,384
Personal Care Products - 0.4%
L'Oreal SA	453,404	201,944,039
L'Oreal SA (loyalty shares)	23,733	10,570,568
		212,514,607
TOTAL CONSUMER STAPLES		361,773,596
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bollore SE	1,207,064	5,389,536
TotalEnergies SE	3,914,010	344,917,134
TOTAL ENERGY		350,306,670
Financials - 0.8%
Banks - 0.6%
BNP Paribas SA	1,969,860	250,307,613
Credit Agricole SA	1,805,231	40,338,718
Societe Generale SA Series A	1,270,001	119,375,850
		410,022,181
Capital Markets - 0.0%
Amundi SA (d)(e)	120,994	13,164,111
Financial Services - 0.0%
Eurazeo SE	19,800	1,082,254
Insurance - 0.2%
AXA SA	3,113,834	161,388,879
TOTAL FINANCIALS		585,657,425
Health Care - 0.2%
Biotechnology - 0.0%
Abivax SA (b)(c)	120,680	14,977,177
Health Care Equipment & Supplies - 0.2%
BioMerieux	75,447	6,011,818
EssilorLuxottica SA	600,448	113,677,995
		119,689,813
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	57,339	11,022,282
Pharmaceuticals - 0.0%
Ipsen SA	66,814	12,882,186
TOTAL HEALTH CARE		158,571,458
Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	1,180,847	277,214,124
Dassault Aviation SA	34,049	11,708,407
Safran SA	685,863	269,531,365
Thales SA	184,210	52,234,511
		610,688,407
Building Products - 0.1%
Cie de Saint-Gobain SA	885,026	83,181,041
Construction & Engineering - 0.3%
Bouygues SA	442,320	24,915,802
Eiffage SA	137,189	19,498,088
Vinci SA	925,822	130,719,467
		175,133,357
Electrical Equipment - 0.1%
Legrand SA	508,806	77,353,398
Ground Transportation - 0.0%
Ayvens SA (d)(e)	670,574	8,993,158
Machinery - 0.0%
Alstom SA (b)(c)	690,174	12,786,124
Professional Services - 0.0%
Bureau Veritas SA	633,142	20,194,779
Trading Companies & Distributors - 0.0%
Rexel SA	442,410	18,284,317
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (c)	62,809	8,684,141
Getlink SE Series A	487,593	10,390,710
		19,074,851
TOTAL INDUSTRIALS		1,025,689,432
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	304,291	36,168,250
Software - 0.0%
Dassault Systemes SE	1,334,964	31,057,956
TOTAL INFORMATION TECHNOLOGY		67,226,206
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	923,928	182,021,702
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	106,372	6,488,866
Office REITs - 0.0%
Gecina SA	87,386	7,552,649
Retail REITs - 0.0%
Klepierre SA	428,531	19,440,275
Unibail-Rodamco-Westfield unit	215,083	26,116,818
		45,557,093
TOTAL REAL ESTATE		59,598,608
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,668,795	83,189,350
Engie SA PF shares	863,500	26,916,268
Veolia Environnement SA	1,175,105	46,761,387
TOTAL UTILITIES		156,867,005
TOTAL FRANCE		3,566,884,403
GERMANY - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	6,824,484	210,610,445
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	113,306	7,643,540
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	139,585	11,967,558
TOTAL COMMUNICATION SERVICES		230,221,543
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	219,057	18,217,500
Automobiles - 0.2%
Bayerische Motoren Werke AG	656,937	44,922,531
Mercedes-Benz Group AG	1,434,634	77,569,495
Volkswagen AG	4,013	352,349
		122,844,375
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	421,349	13,730,929
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	322,035	59,583,926
TOTAL CONSUMER DISCRETIONARY		214,376,730
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	180,133	14,760,148
Personal Care Products - 0.0%
Beiersdorf AG (c)	180,759	16,790,898
TOTAL CONSUMER STAPLES		31,551,046
Financials - 1.2%
Banks - 0.1%
Commerzbank AG (c)	1,288,742	55,981,870
Capital Markets - 0.3%
Deutsche Bank AG	3,606,510	132,563,249
Deutsche Boerse AG	360,908	108,711,708
		241,274,957
Insurance - 0.8%
Allianz SE	755,694	376,413,021
Hannover Rueck SE	119,734	34,600,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	259,602	155,942,959
Talanx AG	117,705	15,649,844
		582,606,482
TOTAL FINANCIALS		879,863,309
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	672,806	28,651,170
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	373,134	19,149,943
Fresenius Medical Care AG ADR	12,588	323,008
Fresenius SE & Co KGaA	839,827	43,164,804
		62,637,755
Pharmaceuticals - 0.2%
Bayer AG	1,952,721	108,367,781
Merck KGaA	256,795	42,440,058
		150,807,839
TOTAL HEALTH CARE		242,096,764
Industrials - 1.7%
Aerospace & Defense - 0.2%
Hensoldt AG (c)	120,916	11,107,211
MTU Aero Engines AG	107,187	44,719,453
Rheinmetall AG	92,560	122,359,615
		178,186,279
Air Freight & Logistics - 0.2%
Deutsche Post AG	1,826,826	122,035,263
Construction & Engineering - 0.0%
HOCHTIEF AG	29,323	14,986,284
Electrical Equipment - 0.4%
Siemens Energy AG	1,540,485	263,181,176
Industrial Conglomerates - 0.8%
Siemens AG	1,476,284	483,699,400
Machinery - 0.1%
Daimler Truck Holding AG	912,972	51,523,722
Gea Group Ag	291,974	20,756,927
Knorr-Bremse AG	128,267	15,220,051
Rational AG	10,143	7,883,374
		95,384,074
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,192,459	12,512,510
Trading Companies & Distributors - 0.0%
Brenntag SE	229,903	16,208,987
TOTAL INDUSTRIALS		1,186,193,973
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	2,596,665	186,346,003
Software - 0.5%
Nemetschek SE	113,942	7,627,318
SAP SE	2,075,678	380,461,767
		388,089,085
TOTAL INFORMATION TECHNOLOGY		574,435,088
Materials - 0.3%
Chemicals - 0.2%
BASF SE	1,774,564	103,019,886
Evonik Industries AG	512,650	10,368,988
Symrise AG	264,439	27,169,961
		140,558,835
Construction Materials - 0.1%
Heidelberg Materials AG	262,930	48,948,372
TOTAL MATERIALS		189,507,207
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE	1,434,139	34,793,149
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,279,042	84,336,342
Multi-Utilities - 0.1%
E.ON SE	4,456,090	95,998,775
TOTAL UTILITIES		180,335,117
TOTAL GERMANY		3,763,373,926
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	275,230	6,353,977
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	322,059	4,977,989
Specialty Retail - 0.0%
FF Group (b)(f)	7,962	0
JUMBO SA	228,410	6,374,062
		6,374,062
TOTAL CONSUMER DISCRETIONARY		11,352,051
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	3,231,344	15,896,073
Eurobank SA	4,881,821	25,051,150
National Bank of Greece SA	1,639,512	30,438,713
Piraeus Bank SA	2,118,871	24,433,761
TOTAL FINANCIALS		95,819,697
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	146,114	7,619,179
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	528,627	13,593,773
TOTAL GREECE		134,738,677
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (c)	185,588	17,719,942
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	6,758,479	11,435,915
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	15,367,243	16,557,840
Financials - 0.6%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	96,196	10,112,124
Hong Kong Exchanges & Clearing Ltd	2,396,184	124,848,018
		134,960,142
Insurance - 0.4%
AIA Group Ltd	20,891,209	210,602,154
Prudential PLC	5,017,100	75,399,740
		286,001,894
TOTAL FINANCIALS		420,962,036
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd (c)	3,114,620	13,153,654
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	699,060	8,869,284
Machinery - 0.1%
Techtronic Industries Co Ltd	2,730,370	45,956,447
Marine Transportation - 0.0%
Orient Overseas International Ltd (c)	261,500	5,105,025
TOTAL INDUSTRIALS		73,084,410
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Laminates Holdings Ltd (c)	2,030,000	7,615,346
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	680,600	10,257,946
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	3,493,639	21,311,804
Henderson Land Development Co Ltd	2,622,869	9,498,301
Hongkong Land Holdings Ltd (Singapore)	1,931,345	15,660,784
Sino Land Co Ltd	7,461,528	10,180,347
Sun Hung Kai Properties Ltd	2,594,922	40,726,915
Wharf Real Estate Investment Co Ltd	2,992,349	10,141,874
		107,520,025
Retail REITs - 0.0%
Link REIT	5,441,170	27,142,019
TOTAL REAL ESTATE		134,662,044
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	1,189,131	9,491,941
CLP Holdings Ltd	3,273,976	32,550,999
Power Assets Holdings Ltd	2,766,426	20,830,034
		62,872,974
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	22,358,350	20,042,232
TOTAL UTILITIES		82,915,206
TOTAL HONG KONG		757,490,743
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (b)	721,283	10,327,025
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	431,222	63,812,194
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	265,857	9,915,199
TOTAL HUNGARY		84,054,418
INDIA - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	2,462,295	10,099,111
Tata Communications Ltd	229,379	4,222,831
		14,321,942
Interactive Media & Services - 0.0%
Info Edge India Ltd	681,876	8,760,689
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	5,449,438	112,611,224
Vodafone Idea Ltd (b)	51,901,852	7,079,009
		119,690,233
TOTAL COMMUNICATION SERVICES		142,772,864
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Balkrishna Industries Ltd	147,962	3,836,450
Bharat Forge Ltd	474,047	10,923,286
Bosch Ltd (b)	14,070	6,058,973
MRF Ltd	4,685	6,519,257
Samvardhana Motherson International Ltd	8,348,354	13,188,866
Tube Investments of India Ltd	203,072	5,858,998
		46,385,830
Automobiles - 0.3%
Bajaj Auto Ltd	132,297	15,973,814
Eicher Motors Ltd	272,722	22,381,934
Hero MotoCorp Ltd	238,344	13,458,136
Mahindra & Mahindra Ltd	1,730,226	61,625,404
Maruti Suzuki India Ltd	234,287	34,947,171
Tata Motors Passenger Vehicles Limited	3,616,414	12,876,205
TVS Motor Co Ltd	468,311	21,163,460
		182,426,124
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (b)	4,571,952	5,133,124
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	4,748,629	15,053,001
Indian Hotels Co Ltd/The	1,708,748	13,230,634
Swiggy Ltd (b)	2,732,524	8,158,167
		36,441,802
Household Durables - 0.0%
Dixon Technologies India Ltd (d)	71,986	10,596,999
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (b)	2,412,427	8,434,769
Trent Ltd	525,108	16,541,538
		24,976,307
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	12,394	5,243,965
Titan Co Ltd	705,266	36,016,884
		41,260,849
TOTAL CONSUMER DISCRETIONARY		347,221,035
Consumer Staples - 0.2%
Beverages - 0.0%
United Spirits Ltd	575,122	9,140,348
Varun Beverages Ltd	2,526,690	11,711,535
		20,851,883
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(d)(e)	292,082	12,013,566
Food Products - 0.1%
Britannia Industries Ltd	213,661	12,128,606
Marico Ltd	1,024,053	9,344,437
Nestle India Ltd	1,151,948	18,222,332
Tata Consumer Products Ltd	1,086,563	12,332,263
		52,027,638
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	246,111	5,356,051
Dabur India Ltd	884,148	3,905,854
Godrej Consumer Products Ltd	780,267	8,753,636
Hindustan Unilever Ltd	1,400,667	30,840,631
		48,856,172
Tobacco - 0.0%
ITC Ltd	5,924,905	17,447,251
TOTAL CONSUMER STAPLES		151,196,510
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	3,241,569	10,836,088
Coal India Ltd	3,067,112	13,319,253
Hindustan Petroleum Corp Ltd	1,887,977	7,685,072
Indian Oil Corp Ltd	5,559,479	8,151,840
Oil & Natural Gas Corp Ltd	5,135,135	13,085,882
Oil India Ltd	802,861	3,869,467
Petronet LNG Ltd	1,505,824	4,429,995
Reliance Industries Ltd	12,103,454	165,757,343
TOTAL ENERGY		227,134,940
Financials - 1.1%
Banks - 0.8%
AU Small Finance Bank Ltd (d)(e)	1,094,291	12,013,117
Axis Bank Ltd	4,573,808	58,913,862
Bank of Baroda	2,077,843	5,282,771
Canara Bank	3,661,096	4,793,648
Federal Bank Ltd	3,640,548	13,690,208
HDFC Bank Ltd/Gift City	22,641,756	177,372,399
ICICI Bank Ltd	10,532,645	158,338,270
IDFC First Bank Ltd (b)	8,295,493	7,361,543
Indian Bank	528,724	4,633,084
IndusInd Bank Ltd	1,142,558	12,119,982
Kotak Mahindra Bank Ltd	10,884,274	44,506,129
Punjab National Bank	4,638,601	5,477,830
State Bank of India	3,667,896	39,485,817
Union Bank of India Ltd	3,055,579	5,484,214
Yes Bank Ltd (b)	30,088,179	7,178,600
		556,651,474
Capital Markets - 0.0%
BSE Ltd	397,402	15,183,090
HDFC Asset Management Co Ltd (d)(e)	381,164	10,445,520
Multi Commodity Exchange of India Ltd	245,637	6,931,142
		32,559,752
Consumer Finance - 0.2%
Bajaj Finance Ltd	4,949,266	59,180,555
Cholamandalam Investment and Finance Co Ltd	842,096	16,323,054
L&T Finance Ltd	1,688,621	5,508,139
Muthoot Finance Ltd	215,765	7,051,308
SBI Cards & Payment Services Ltd	465,870	3,221,494
Shriram Finance Ltd	2,809,136	30,796,599
Sundaram Finance Ltd	127,594	6,237,689
		128,318,838
Financial Services - 0.1%
Aditya Birla Capital Ltd (b)	1,579,641	6,692,540
Bajaj Finserv Ltd	759,674	16,150,896
Bajaj Holdings & Investment Ltd	53,958	6,414,745
Jio Financial Services Ltd	5,719,693	15,375,079
One 97 Communications Ltd (b)	762,973	10,737,948
Power Finance Corp Ltd	2,584,316	11,490,709
REC Ltd	2,342,744	9,155,733
		76,017,650
Insurance - 0.0%
HDFC Life Insurance Co Ltd (d)(e)	1,917,530	11,020,404
ICICI Lombard General Insurance Co Ltd (d)(e)	482,563	8,213,695
ICICI Prudential Life Insurance Co Ltd (d)(e)	694,575	3,751,108
PB Fintech Ltd (b)	684,161	11,488,532
SBI Life Insurance Co Ltd (d)(e)	900,035	17,747,664
		52,221,403
TOTAL FINANCIALS		845,769,117
Health Care - 0.2%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	200,549	18,819,908
Fortis Healthcare Ltd	983,954	9,750,952
Max Healthcare Institute Ltd	1,405,965	16,186,289
		44,757,149
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	238,125	20,107,383
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	82,274	4,959,815
Aurobindo Pharma Ltd	515,477	8,535,084
Cipla Ltd/India	1,008,095	15,562,305
Dr Reddy's Laboratories Ltd	999,429	11,994,012
Lupin Ltd	449,081	11,369,445
Mankind Pharma Ltd	202,884	5,251,381
Sun Pharmaceutical Industries Ltd	1,788,941	37,309,772
Torrent Pharmaceuticals Ltd	283,517	15,230,842
Zydus Lifesciences Ltd	387,191	4,572,594
		114,785,250
TOTAL HEALTH CARE		179,649,782
Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	6,907,873	28,083,839
Hindustan Aeronautics Ltd (d)	332,648	16,207,752
		44,291,591
Building Products - 0.0%
Astral Ltd	200,764	3,047,090
Supreme Industries Ltd	127,947	4,647,686
		7,694,776
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	1,340,420	55,301,324
Voltas Ltd	411,891	5,738,416
		61,039,740
Electrical Equipment - 0.1%
ABB India Ltd	89,695	6,844,590
Bharat Heavy Electricals Ltd	2,418,042	10,311,078
CG Power & Industrial Solutions Ltd	1,238,254	11,205,169
GE Vernova T&D India Ltd	255,238	11,560,318
Havells India Ltd	420,848	5,561,322
Hitachi Energy India Ltd	24,015	8,095,850
Polycab India Ltd	103,984	9,921,635
Siemens Energy India Ltd	169,863	5,752,142
Suzlon Energy Ltd (b)	20,426,455	10,266,822
		79,518,926
Industrial Conglomerates - 0.0%
Siemens Ltd	153,547	6,049,573
Machinery - 0.1%
Ashok Leyland Ltd	5,597,915	9,747,515
Cummins India Ltd	262,140	15,164,953
Tata Motors Ltd /new	3,665,554	16,772,192
		41,684,660
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (d)(e)	375,175	20,320,533
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	354,929	11,192,957
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	1,027,384	18,257,822
GMR Airports Ltd (b)	5,250,607	5,791,527
		24,049,349
TOTAL INDUSTRIALS		295,842,105
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	1,754,586	24,817,281
Infosys Ltd	6,047,721	71,860,023
LTM Ltd (d)(e)	124,018	5,679,065
Mphasis Ltd	237,834	5,854,081
Persistent Systems Ltd	204,700	11,916,904
Tata Consultancy Services Ltd	1,618,554	40,166,140
Tech Mahindra Ltd	1,074,274	18,657,873
Wipro Ltd	4,539,582	8,758,354
		187,709,721
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	171,688	4,816,932
Software - 0.0%
Oracle Financial Services Software Ltd	42,464	4,980,741
TOTAL INFORMATION TECHNOLOGY		197,507,394
Materials - 0.3%
Chemicals - 0.1%
Asian Paints Ltd	765,293	22,019,518
Coromandel International Ltd	238,422	5,182,528
PI Industries Ltd	137,120	3,954,197
Pidilite Industries Ltd	555,801	9,387,861
Solar Industries India Ltd	44,519	8,583,659
SRF Ltd	264,377	7,265,928
UPL Ltd	1,004,731	6,364,643
		62,758,334
Construction Materials - 0.0%
Ambuja Cements Ltd	1,190,706	5,390,554
Grasim Industries Ltd	540,859	17,572,022
Shree Cement Ltd	17,303	4,725,481
UltraTech Cement Ltd	204,861	25,554,427
		53,242,484
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	355,390	6,777,141
Hindalco Industries Ltd	2,572,665	26,368,650
Jindal Stainless Ltd	570,806	4,396,550
Jindal Steel Ltd	701,849	8,118,061
JSW Steel Ltd	1,217,760	16,213,573
National Aluminium Co Ltd	1,625,726	5,982,717
NMDC Ltd	6,060,849	5,406,821
Tata Steel Ltd	14,928,379	29,710,667
Vedanta Aluminium Metal Ltd	2,739,851	12,928,403
Vedanta Ltd	2,700,067	7,497,945
		123,400,528
TOTAL MATERIALS		239,401,346
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	1,228,386	8,486,972
Godrej Properties Ltd	270,271	5,965,544
Lodha Developers Ltd (d)(e)	543,398	7,085,059
Oberoi Realty Ltd	243,010	4,654,224
Phoenix Mills Ltd/The	375,397	7,452,309
Prestige Estates Projects Ltd	345,840	5,858,810
TOTAL REAL ESTATE		39,502,918
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	8,330,088	24,803,354
Tata Power Co Ltd/The	2,977,583	11,882,723
Torrent Power Ltd	353,648	5,234,682
		41,920,759
Gas Utilities - 0.0%
GAIL India Ltd	4,514,848	8,579,888
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	6,140,703	13,590,384
JSW Energy Ltd	748,021	4,348,901
NHPC Ltd	6,489,376	5,355,382
NTPC Ltd	8,685,469	31,593,925
		54,888,592
TOTAL UTILITIES		105,389,239
TOTAL INDIA		2,771,387,250
INDONESIA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	89,390,200	13,050,147
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	1,712,522,764	4,764,067
Consumer Staples - 0.0%
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	12,087,200	2,213,388
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Tractors Tbk PT	2,366,112	3,157,587
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	97,591,300	34,203,313
Bank Mandiri Persero Tbk PT	74,296,200	17,286,497
Bank Negara Indonesia Persero Tbk PT	25,470,778	4,987,436
Bank Rakyat Indonesia Persero Tbk PT	121,808,400	20,485,241
TOTAL FINANCIALS		76,962,487
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	32,469,500	9,223,945
Jardine Matheson Holdings Ltd (Singapore)	320,864	21,310,170
TOTAL INDUSTRIALS		30,534,115
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	37,606,717	3,825,861
Metals & Mining - 0.0%
Bumi Resources Minerals Tbk PT (b)	108,136,904	3,350,197
TOTAL MATERIALS		7,176,058
TOTAL INDONESIA		137,857,849
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	318,014	30,364,238
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	4,215,563	49,851,365
Bank of Ireland Group PLC	1,891,772	39,463,278
TOTAL FINANCIALS		89,314,643
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	304,840	28,209,981
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	320,458	48,357,112
TOTAL INDUSTRIALS		76,567,093
TOTAL IRELAND		196,245,974
ISRAEL - 0.7%
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	2,605,345	63,358,513
Bank Leumi Le-Israel BM	2,939,219	69,612,323
Israel Discount Bank Ltd Class A	2,437,982	25,492,526
Mizrahi Tefahot Bank Ltd	308,009	22,945,738
		181,409,100
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	235,613	13,543,989
Phoenix Financial Ltd	452,920	25,487,401
		39,031,390
TOTAL FINANCIALS		220,440,490
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	2,314,919	81,045,314
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	55,529	44,724,781
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	60,891	24,412,181
Tower Semiconductor Ltd (b)	222,308	49,240,149
		73,652,330
Software - 0.0%
Check Point Software Technologies Ltd (b)	155,731	19,798,082
TOTAL INFORMATION TECHNOLOGY		93,450,412
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	1,389,230	7,113,185
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	87,042	11,524,913
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	276,865	23,551,415
OPC Energy Ltd (b)	339,984	10,670,592
TOTAL UTILITIES		34,222,007
TOTAL ISRAEL		492,521,102
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	3,399,066	28,821,061
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	240,845	94,456,114
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	437,424	24,766,800
TOTAL CONSUMER DISCRETIONARY		119,222,914
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	397,690	26,852,934
Davide Campari-Milano NV (c)	1,168,917	7,947,434
TOTAL CONSUMER STAPLES		34,800,368
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,611,264	100,453,404
Financials - 1.2%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	3,774,313	50,347,974
Banco BPM SpA	2,258,906	41,091,626
BPER Banca SPA	3,110,135	50,461,382
FinecoBank Banca Fineco SpA	1,218,865	33,297,105
Intesa Sanpaolo SpA	27,678,543	209,230,758
UniCredit SpA	2,697,097	254,368,248
		638,797,093
Financial Services - 0.1%
Banca Mediolanum SpA	408,603	10,917,252
Poste Italiane SpA (c)	908,825	27,468,383
		38,385,635
Insurance - 0.1%
Generali	1,615,199	81,856,744
Unipol Assicurazioni SpA	712,963	22,255,689
		104,112,433
TOTAL FINANCIALS		781,295,161
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	208,482	12,417,229
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	804,725	51,149,631
Electrical Equipment - 0.1%
Prysmian SpA	559,933	77,267,021
Passenger Airlines - 0.0%
Ryanair Holdings PLC	828,369	23,228,709
TOTAL INDUSTRIALS		151,645,361
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA (c)	15,147,708	171,069,216
Terna - Rete Elettrica Nazionale	2,793,934	32,128,039
		203,197,255
Gas Utilities - 0.0%
Italgas SpA	1,208,965	12,471,779
Snam SpA	3,998,122	27,146,238
		39,618,017
TOTAL UTILITIES		242,815,272
TOTAL ITALY		1,471,470,770
JAPAN - 13.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
NTT Inc	59,908,575	57,423,200
Entertainment - 0.2%
Capcom Co Ltd (c)	531,400	13,348,963
Konami Group Corp	192,836	24,841,041
Nexon Co Ltd	592,759	9,289,990
Nintendo Co Ltd	2,175,790	103,789,909
Toho Co Ltd/Tokyo (c)	1,043,025	10,015,907
		161,285,810
Interactive Media & Services - 0.0%
LY Corp	5,138,049	14,315,861
Wireless Telecommunication Services - 0.6%
KDDI Corp	5,825,814	107,333,152
SoftBank Corp	57,171,770	80,245,035
SoftBank Group Corp	7,379,376	229,849,173
		417,427,360
TOTAL COMMUNICATION SERVICES		650,452,231
Consumer Discretionary - 2.1%
Automobile Components - 0.2%
Aisin Corp	906,603	12,499,073
Bridgestone Corp	2,118,790	52,324,440
Denso Corp	3,180,200	39,049,371
Sumitomo Electric Industries Ltd	5,681,012	75,188,749
		179,061,633
Automobiles - 0.7%
Honda Motor Co Ltd	7,204,958	72,623,255
Isuzu Motors Ltd (c)	1,018,492	15,195,445
Nissan Motor Co Ltd (b)	4,533,625	9,571,736
Subaru Corp	1,034,978	17,617,854
Suzuki Motor Corp	3,121,828	40,750,941
Toyota Motor Corp	18,828,630	356,325,846
Yamaha Motor Co Ltd (c)	1,774,017	14,839,449
		526,924,526
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	3,794,955	21,260,945
Rakuten Group Inc (b)	2,821,960	14,714,128
Ryohin Keikaku Co Ltd (c)	1,005,800	26,382,420
		62,357,493
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan (c)	2,146,640	42,846,196
Zensho Holdings Co Ltd	183,400	11,451,778
		54,297,974
Household Durables - 0.6%
Panasonic Holdings Corp	4,634,093	122,536,853
Sekisui House Ltd (c)	1,185,203	25,946,804
Sony Group Corp	11,611,200	271,340,664
		419,824,321
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,004,794	29,108,108
Shimano Inc (c)	142,290	17,961,296
		47,069,404
Specialty Retail - 0.3%
Fast Retailing Co Ltd	379,489	185,824,101
Nitori Holdings Co Ltd (c)	762,610	12,303,190
Sanrio Co Ltd (c)	1,908,600	15,314,835
		213,442,126
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,350,249	39,811,339
TOTAL CONSUMER DISCRETIONARY		1,542,788,816
Consumer Staples - 0.5%
Beverages - 0.1%
Asahi Group Holdings Ltd (c)	2,797,651	29,196,845
Kirin Holdings Co Ltd	1,540,320	28,495,544
Suntory Beverage & Food Ltd	241,203	6,992,971
		64,685,360
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	4,289,734	36,804,712
Seven & i Holdings Co Ltd	3,752,816	49,762,802
		86,567,514
Food Products - 0.1%
Ajinomoto Co Inc	1,700,730	52,447,770
Kikkoman Corp (c)	1,336,040	13,759,834
		66,207,604
Household Products - 0.0%
Unicharm Corp	2,128,191	13,499,024
Personal Care Products - 0.1%
Kao Corp	1,802,652	37,055,456
Shiseido Co Ltd	791,175	15,628,589
		52,684,045
Tobacco - 0.1%
Japan Tobacco Inc	2,187,426	97,530,525
TOTAL CONSUMER STAPLES		381,174,072
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	5,113,164	42,227,228
Idemitsu Kosan Co Ltd	1,525,635	12,489,658
Inpex Corp	1,752,312	40,388,456
TOTAL ENERGY		95,105,342
Financials - 2.7%
Banks - 1.7%
Chiba Bank Ltd/The	1,079,894	17,553,741
Japan Post Bank Co Ltd	3,552,453	68,687,159
Mitsubishi UFJ Financial Group Inc	21,225,118	474,094,803
Mizuho Financial Group Inc	4,700,832	243,710,880
Resona Holdings Inc	4,127,489	55,972,100
Sumitomo Mitsui Financial Group Inc	7,225,616	310,477,039
Sumitomo Mitsui Trust Group Inc	5,000,056	51,413,987
Yokohama Financial Group Inc	1,935,188	22,027,874
		1,243,937,583
Capital Markets - 0.2%
Daiwa Securities Group Inc	2,491,151	27,867,627
Japan Exchange Group Inc	1,897,488	25,811,731
Nomura Holdings Inc	5,827,465	56,377,787
SBI Holdings Inc	1,051,130	19,843,535
		129,900,680
Financial Services - 0.1%
Mitsubishi HC Capital Inc (c)	1,743,116	16,049,226
ORIX Corp	2,178,254	87,912,927
		103,962,153
Insurance - 0.7%
Daiichi Life Group Inc	6,836,764	82,433,389
Japan Post Holdings Co Ltd	3,346,846	49,514,450
Japan Post Insurance Co Ltd	1,060,926	11,681,971
MS&AD Insurance Group Holdings Inc	2,372,345	73,029,251
Sompo Holdings Inc	1,624,162	72,107,330
T&D Holdings Inc	873,653	27,533,903
Tokio Marine Holdings Inc	3,555,424	181,207,162
		497,507,456
TOTAL FINANCIALS		1,975,307,872
Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	672,682	102,864,531
Olympus Corp	2,106,063	24,071,006
Terumo Corp	2,649,648	38,870,058
		165,805,595
Pharmaceuticals - 0.5%
Astellas Pharma Inc	3,417,165	46,934,097
Chugai Pharmaceutical Co Ltd	1,334,924	57,924,158
Daiichi Sankyo Co Ltd	3,389,496	54,779,475
Eisai Co Ltd	510,897	15,359,025
Kyowa Kirin Co Ltd	466,021	7,480,819
Otsuka Holdings Co Ltd (c)	836,203	57,981,845
Shionogi & Co Ltd	1,504,282	27,199,361
Takeda Pharmaceutical Co Ltd	3,162,120	108,573,420
		376,232,200
TOTAL HEALTH CARE		542,037,795
Industrials - 3.4%
Building Products - 0.1%
AGC Inc	378,696	14,281,771
Daikin Industries Ltd	524,182	75,930,316
		90,212,087
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	722,042	13,092,230
Secom Co Ltd	788,818	33,979,179
TOPPAN Holdings Inc	439,777	12,331,723
		59,403,132
Construction & Engineering - 0.1%
Kajima Corp	788,778	26,356,425
Obayashi Corp	1,239,085	24,353,353
Shimizu Corp	955,300	14,072,363
Taisei Corp	284,002	23,004,862
		87,787,003
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	275,004	23,999,411
Fujikura Ltd	2,999,400	76,113,851
Furukawa Electric Co Ltd	1,300,000	24,806,506
Mitsubishi Electric Corp	3,780,697	136,192,508
NIDEC CORP (b)	1,661,412	26,678,697
		287,790,973
Ground Transportation - 0.2%
Central Japan Railway Co	1,491,390	37,113,019
East Japan Railway Co	1,916,543	44,096,864
Hankyu Hanshin Holdings Inc (c)	451,480	13,358,354
Seibu Holdings Inc (c)	399,100	8,937,794
West Japan Railway Co (c)	810,160	15,287,573
		118,793,604
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	34,570	8,452,945
Hitachi Ltd	8,788,445	288,002,223
		296,455,168
Machinery - 0.7%
Daifuku Co Ltd (c)	623,127	22,953,640
Ebara Corp (c)	909,400	30,871,950
FANUC Corp	1,855,325	74,761,250
IHI Corp	1,938,900	33,901,581
Kawasaki Heavy Industries Ltd (c)	1,462,400	24,984,607
Komatsu Ltd	1,710,364	74,213,140
Kubota Corp	1,923,867	32,639,360
Makita Corp	431,968	13,913,863
MINEBEA MITSUMI Inc	658,900	15,005,872
Mitsubishi Heavy Industries Ltd	6,370,480	148,829,308
SMC Corp	107,955	46,643,072
		518,717,643
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (c)	690,900	12,311,034
Mitsui OSK Lines Ltd	668,400	24,691,997
Nippon Yusen KK	773,133	29,686,381
		66,689,412
Passenger Airlines - 0.0%
ANA Holdings Inc	319,451	6,239,444
Professional Services - 0.3%
Recruit Holdings Co Ltd	2,633,983	208,297,544
Trading Companies & Distributors - 1.0%
ITOCHU Corp	11,016,955	138,258,508
Marubeni Corp	2,805,145	90,664,209
Mitsubishi Corp	6,005,203	179,512,212
Mitsui & Co Ltd	4,696,592	144,111,564
Sumitomo Corp	8,072,076	83,787,862
Toyota Tsusho Corp	1,266,285	52,557,599
		688,891,954
TOTAL INDUSTRIALS		2,429,277,964
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.7%
Ibiden Co Ltd (c)	462,200	46,239,803
Keyence Corp	374,629	187,909,046
Kyocera Corp	2,328,324	53,101,610
Murata Manufacturing Co Ltd	3,219,383	146,689,126
TDK Corp	3,768,735	72,466,999
Yokogawa Electric Corp	436,000	15,549,818
		521,956,402
IT Services - 0.3%
Fujitsu Ltd	3,371,680	77,714,775
NEC Corp	2,440,615	72,531,830
Nomura Research Institute Ltd	751,480	22,231,448
Obic Co Ltd	644,460	18,485,407
Otsuka Corp	448,664	9,257,985
		200,221,445
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp	1,455,228	287,526,776
Disco Corp	172,687	61,724,275
Kioxia Holdings Corp (b)	624,200	173,987,286
Lasertec Corp	154,795	35,561,413
Renesas Electronics Corp	3,441,083	68,972,237
SCREEN Holdings Co Ltd (c)	303,900	23,182,904
Tokyo Electron Ltd	890,658	297,780,188
		948,735,079
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	1,590,328	44,266,979
Canon Inc ADR	41	1,142
FUJIFILM Holdings Corp	2,225,344	52,383,805
		96,651,926
TOTAL INFORMATION TECHNOLOGY		1,767,564,852
Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	2,444,725	26,097,301
Mitsubishi Chemical Group Corp	2,370,184	17,441,830
Nippon Paint Holdings Co Ltd (c)	1,869,430	14,106,597
Nippon Sanso Holdings Corp	344,786	12,394,799
Nitto Denko Corp	1,351,550	28,539,891
Resonac Holdings Corp (c)	349,500	29,113,048
Shin-Etsu Chemical Co Ltd	3,255,185	116,047,795
Toray Industries Inc	2,550,619	18,321,745
		262,063,006
Metals & Mining - 0.1%
JFE Holdings Inc	1,135,690	12,885,676
JX Advanced Metals Corp	1,090,200	25,257,962
Mitsui Kinzoku Co Ltd	108,600	20,446,466
Nippon Steel Corp (c)	9,626,495	39,216,618
Sumitomo Metal Mining Co Ltd	477,632	24,008,379
		121,815,101
TOTAL MATERIALS		383,878,107
Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	15,010	12,661,037
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd (c)	567,405	11,976,825
Daiwa House Industry Co Ltd	1,114,608	32,732,208
Hulic Co Ltd	920,372	10,119,258
Mitsubishi Estate Co Ltd	2,056,712	49,931,171
Mitsui Fudosan Co Ltd	4,931,930	48,043,984
Sumitomo Realty & Development Co Ltd	1,163,258	26,073,658
		178,877,104
TOTAL REAL ESTATE		191,538,141
Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	1,309,695	22,677,469
Kansai Electric Power Co Inc/The	1,883,099	28,518,550
		51,196,019
Gas Utilities - 0.0%
Osaka Gas Co Ltd	671,318	23,032,190
Tokyo Gas Co Ltd	589,739	22,766,797
		45,798,987
TOTAL UTILITIES		96,995,006
TOTAL JAPAN		10,056,120,198
KOREA (SOUTH) - 5.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	213,217	2,160,070
Entertainment - 0.0%
HYBE Co Ltd (c)	47,394	5,481,616
Krafton Inc	56,319	9,403,785
		14,885,401
Interactive Media & Services - 0.1%
Kakao Corp	615,606	15,674,952
NAVER Corp	280,756	39,712,314
		55,387,266
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	207,457	11,582,807
TOTAL COMMUNICATION SERVICES		84,015,544
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	134,026	6,168,967
Hyundai Mobis Co Ltd	117,247	37,464,691
		43,633,658
Automobiles - 0.2%
Hyundai Motor Co	265,290	69,449,443
Kia Corp	465,637	41,479,624
		110,929,067
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	332,212	14,482,061
Household Durables - 0.0%
LG Electronics Inc	210,493	23,052,262
TOTAL CONSUMER DISCRETIONARY		192,097,048
Consumer Staples - 0.1%
Food Products - 0.0%
Samyang Foods Co Ltd (c)	8,253	6,648,267
Personal Care Products - 0.0%
Amorepacific Corp	58,518	5,213,720
APR Corp/Korea (c)	48,129	10,553,702
		15,767,422
Tobacco - 0.1%
KT&G Corp	181,343	22,296,037
TOTAL CONSUMER STAPLES		44,711,726
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	82,646	11,212,713
S-Oil Corp	85,540	7,568,970
SK Innovation Co Ltd (b)	124,077	9,390,355
TOTAL ENERGY		28,172,038
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	539,625	46,086,593
Industrial Bank of Korea	467,035	6,615,749
KakaoBank Corp	334,771	5,073,279
KB Financial Group Inc	704,112	81,421,070
Shinhan Financial Group Co Ltd	825,641	56,630,195
Woori Financial Group Inc	1,278,339	29,238,646
		225,065,532
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	83,180	11,602,332
Mirae Asset Securities Co Ltd (c)	389,385	9,139,444
NH Investment & Securities Co Ltd	271,154	5,247,427
		25,989,203
Financial Services - 0.0%
Meritz Financial Group Inc (b)	134,692	11,419,954
Insurance - 0.1%
DB Insurance Co Ltd	84,767	9,069,561
Samsung Fire & Marine Insurance Co Ltd	57,713	24,679,440
Samsung Life Insurance Co Ltd	159,025	32,936,017
		66,685,018
TOTAL FINANCIALS		329,159,707
Health Care - 0.1%
Biotechnology - 0.1%
Alteogen Inc	79,879	16,915,652
Celltrion Inc	301,087	38,337,425
Samsung Episholdings Co Ltd (c)	12,114	3,107,802
		58,360,879
Health Care Equipment & Supplies - 0.0%
HLB Co Ltd (b)(c)	237,390	4,990,026
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(d)(e)	22,890	23,268,332
Pharmaceuticals - 0.0%
Yuhan Corp	114,056	5,754,389
TOTAL HEALTH CARE		92,373,626
Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	66,630	42,263,822
Hanwha Systems Co Ltd	149,099	6,451,842
Korea Aerospace Industries Ltd (c)	140,536	12,362,835
LIG Defense&Aerospace Co Ltd	25,171	12,151,931
		73,230,430
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	74,180	10,051,721
Construction & Engineering - 0.0%
Hyundai Engineering & Construction Co Ltd	144,368	9,242,341
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (b)	892,367	40,406,840
Ecopro BM Co Ltd	105,151	7,421,247
Ecopro Co Ltd (c)	202,885	10,973,685
HD Hyundai Electric Co Ltd	46,641	21,310,096
Hyosung Heavy Industries Corp	10,207	16,390,162
LG Energy Solution Ltd (b)(c)	93,151	20,821,424
LS Electric Co Ltd	149,237	18,566,492
POSCO Future M Co Ltd	66,774	6,260,588
		142,150,534
Industrial Conglomerates - 0.3%
Doosan Co Ltd (c)	14,493	11,306,556
LG Corp	168,737	11,558,850
Samsung C&T Corp	161,175	37,098,521
SK Inc	72,065	26,601,075
SK Square Co Ltd	183,595	124,731,934
		211,296,936
Machinery - 0.1%
Hanwha Ocean Co Ltd (b)	259,360	15,170,457
HD Hyundai Heavy Industries Co Ltd (c)	62,620	20,715,311
HD Korea Shipbuilding & Offshore Engineering Co Ltd	84,526	22,178,155
Hyundai Rotem Co Ltd	141,161	12,961,112
Samsung Heavy Industries Co Ltd (b)	1,314,622	19,312,065
		90,337,100
Marine Transportation - 0.0%
Hanjin Shipping Co Ltd (b)(f)	12	0
HMM Co Ltd (c)	444,621	6,401,129
		6,401,129
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	368,396	6,448,382
Trading Companies & Distributors - 0.0%
Posco International Corp	86,297	3,108,593
TOTAL INDUSTRIALS		552,267,166
Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)(c)	602,573	3,745,673
Samsung Electro-Mechanics Co Ltd	111,363	84,079,512
Samsung SDI Co Ltd (b)	120,203	32,384,961
		120,210,146
IT Services - 0.0%
Samsung SDS Co Ltd	77,014	10,726,601
Semiconductors & Semiconductor Equipment - 1.7%
Hanmi Semiconductor Co Ltd (c)	80,720	11,529,221
SK Hynix Inc	1,097,847	1,231,858,614
		1,243,387,835
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	9,297,040	1,598,833,063
TOTAL INFORMATION TECHNOLOGY		2,973,157,645
Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	91,415	15,997,508
Metals & Mining - 0.1%
POSCO Holdings Inc	142,021	30,298,644
TOTAL MATERIALS		46,296,152
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	511,134	12,135,778
TOTAL KOREA (SOUTH)		4,354,386,430
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,720,291	7,178,454
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	3,264,845	6,795,605
Gulf Bank KSCP	4,299,794	4,891,815
Kuwait Finance House KSCP	22,612,782	57,372,443
National Bank of Kuwait SAKP	17,367,938	48,163,189
Warba Bank KSCP	4,606,075	4,153,507
TOTAL FINANCIALS		121,376,559
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,386,324	4,158,076
TOTAL KUWAIT		132,713,089
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	416,681	6,971,992
Reinet Investments SCA (South Africa)	272,668	7,440,304
TOTAL FINANCIALS		14,412,296
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	228,077	17,926,557
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	847,480	59,359,475
TOTAL LUXEMBOURG		91,698,328
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	3,939,239	17,179,008
Sands China Ltd	4,808,065	9,024,625

TOTAL MACAU		26,203,633
MALAYSIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	2,243,499	4,253,650
Wireless Telecommunication Services - 0.0%
CELCOMDIGI BHD	5,777,000	4,215,062
Maxis Bhd	4,224,100	3,825,108
		8,040,170
TOTAL COMMUNICATION SERVICES		12,293,820
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	4,843,100	5,246,879
Kuala Lumpur Kepong Bhd	961,885	4,952,584
Nestle Malaysia Bhd	3	74
QL Resources Bhd	9	9
SD Guthrie Bhd	3,993,524	6,362,735
TOTAL CONSUMER STAPLES		16,562,281
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	4,832,700	8,004,044
CIMB Group Holdings Bhd	15,447,888	29,832,782
Hong Leong Bank Bhd	1,254,200	6,766,997
Malayan Banking Bhd	11,322,368	30,185,333
Public Bank Bhd	28,688,900	36,269,105
RHB Bank Bhd	3,621,176	7,573,954
TOTAL FINANCIALS		118,632,215
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	3,325,600	6,799,421
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	9,910,377	10,354,779
Industrial Conglomerates - 0.0%
Sunway Bhd	5,335,300	6,883,919
Marine Transportation - 0.0%
MISC Bhd	2,633,300	5,102,339
TOTAL INDUSTRIALS		22,341,037
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	4,735,500	5,554,098
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	7,293,200	14,157,851
TOTAL MATERIALS		19,711,949
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	5,256,425	18,778,410
Gas Utilities - 0.0%
Petronas Gas Bhd	1,537,800	6,600,513
Multi-Utilities - 0.0%
YTL Corp Bhd	1,212,621	574,453
YTL Power International Bhd	6,987,480	7,139,618
		7,714,071
TOTAL UTILITIES		33,092,994
TOTAL MALAYSIA		229,433,717
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B (c)	29,910,546	38,114,596
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV (c)	1,020,662	11,695,521
Coca-Cola Femsa SAB de CV unit	1,035,875	11,199,974
Fomento Economico Mexicano SAB de CV unit	3,364,000	43,012,662
		65,908,157
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V (c)	10,329,000	29,968,085
Food Products - 0.0%
Gruma SAB de CV Series B (c)	315,055	4,697,402
Grupo Bimbo SAB de CV (c)	2,585,200	9,248,477
Sigma Foods SAB de CV (c)	7,203,858	7,345,485
		21,291,364
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A (c)	2,947,400	6,841,161
TOTAL CONSUMER STAPLES		124,008,767
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,761,000	55,137,930
Grupo Financiero Inbursa SAB de CV Series O (c)	2,948,200	7,573,280
TOTAL FINANCIALS		62,711,210
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (c)	1,065,300	9,119,280
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B (c)	546,500	7,299,393
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	761,755	16,560,733
Grupo Aeroportuario del Sureste SAB de CV Series B	345,510	9,568,230
Promotora y Operadora de Infraestructura SAB de CV	338,110	5,339,052
		38,767,408
TOTAL INDUSTRIALS		47,886,688
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	30,149,940	35,703,991
Metals & Mining - 0.2%
Fresnillo PLC	367,155	12,247,120
Grupo Mexico SAB de CV Series B	5,807,223	69,648,453
Industrias Penoles SAB de CV	376,060	17,311,853
Southern Copper Corp	182,721	33,384,954
		132,592,380
TOTAL MATERIALS		168,296,371
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,426,000	9,771,468
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (c)	2,129,631	9,563,942
TOTAL REAL ESTATE		19,335,410
TOTAL MEXICO		460,353,042
NETHERLANDS - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV (c)	7,630,504	36,030,028
Entertainment - 0.0%
Universal Music Group NV	2,011,059	33,181,590
TOTAL COMMUNICATION SERVICES		69,211,618
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	238,768	20,085,711
Heineken NV	572,075	51,795,898
		71,881,609
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,757,926	69,652,955
Food Products - 0.0%
Magnum Ice Cream Co NV/The (b)	974,547	18,201,047
TOTAL CONSUMER STAPLES		159,735,611
Financials - 0.6%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (d)	1,227,796	55,217,485
ING Groep NV (c)	5,803,943	203,959,601
		259,177,086
Capital Markets - 0.0%
Euronext NV (e)	154,628	28,279,852
Financial Services - 0.1%
Adyen NV (b)(d)(e)	53,334	54,252,213
EXOR NV	176,155	14,077,127
		68,329,340
Insurance - 0.1%
ASR Nederland NV	312,885	25,573,740
NN Group NV	523,263	49,237,500
		74,811,240
TOTAL FINANCIALS		430,597,518
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	122,960	105,314,908
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,533,311	40,399,475
TOTAL HEALTH CARE		145,714,383
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	451,309	35,431,669
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 1.9%
ASM International NV	93,268	86,170,658
ASML Holding NV	771,509	1,271,404,770
BE Semiconductor Industries NV	141,498	32,348,139
		1,389,923,567
Software - 0.1%
Nebius Group NV Class A (b)(c)	401,473	76,444,474
Nebius Group NV Class A (Russia) (b)(f)	371,380	0
		76,444,474
TOTAL INFORMATION TECHNOLOGY		1,466,368,041
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	306,457	21,465,029
TOTAL NETHERLANDS		2,328,523,869
NEW ZEALAND - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,773,237	15,393,077
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	1,168,549	27,947,966
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,402,015	17,442,847
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	322,934	16,122,498
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,837,592	9,826,781
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	2,588,281	8,679,241
TOTAL UTILITIES		18,506,022
TOTAL NEW ZEALAND		95,412,410
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (d)(e)	1,496,872	6,717,972
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,228,406	17,342,201
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	868,051	18,556,279
Orkla ASA	1,447,551	16,079,315
Salmar ASA	134,724	7,327,905
TOTAL CONSUMER STAPLES		41,963,499
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	629,487	22,217,188
Equinor ASA	1,397,472	57,367,529
Equinor ASA ADR	37	1,521
Var Energi ASA (c)	1,837,806	9,152,671
TOTAL ENERGY		88,738,909
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,613,535	51,925,948
Insurance - 0.0%
Gjensidige Forsikring ASA	397,076	11,823,250
TOTAL FINANCIALS		63,749,198
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	831,255	25,979,186
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	2,560,305	23,616,328
TOTAL NORWAY		261,389,321
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	134,934	54,051,862
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	325,996	9,871,159
TOTAL PERU		63,923,021
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	135,660	2,697,067
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	3,390,400	5,663,291
BDO Unibank Inc	4,454,627	9,029,739
Metropolitan Bank & Trust Co	3,490,871	3,738,161
TOTAL FINANCIALS		18,431,191
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	444,765	3,715,051
SM Investments Corp	413,295	4,002,901
		7,717,952
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,910,670	30,003,075
TOTAL INDUSTRIALS		37,721,027
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	11,438,370	3,150,523
SM Prime Holdings Inc	18,088,875	5,406,659
TOTAL REAL ESTATE		8,557,182
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	358,130	2,782,560
TOTAL PHILIPPINES		70,189,027
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (b)	128,221	8,577,471
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	1,898,294	22,859,410
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	2,218	12,896,005
TOTAL CONSUMER DISCRETIONARY		35,755,415
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	966,406	8,286,335
Zabka Group SA (c)	805,143	6,853,840
TOTAL CONSUMER STAPLES		15,140,175
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	1,152,779	45,683,456
Financials - 0.3%
Banks - 0.2%
Bank Millennium SA (b)	1,194,548	6,606,444
Bank Polska Kasa Opieki SA	351,708	23,113,598
Erste Bank Polska SA	80,974	15,931,870
mBank SA (b)	25,086	9,075,724
Powszechna Kasa Oszczednosci Bank Polski SA	1,736,507	52,025,716
		106,753,352
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,113,869	21,194,118
TOTAL FINANCIALS		127,947,470
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	490,246	8,739,958
Construction & Engineering - 0.0%
Budimex SA	25,622	4,947,924
TOTAL INDUSTRIALS		13,687,882
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	108,685	5,811,526
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	278,580	22,964,869
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	1,770,505	4,791,617
TOTAL POLAND		280,359,881
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	567,511	11,360,823
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	811,014	18,418,622
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	16,252,667	19,959,978
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	5,837,659	30,090,684
TOTAL PORTUGAL		79,830,107
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,746,698	5,996,629
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,149,225	4,387,319
Qatar Gas Transport Co Ltd	5,326,637	6,042,024
TOTAL ENERGY		10,429,343
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	11,072,622	6,051,776
Commercial Bank PSQC/The	6,386,063	7,226,196
Dukhan Bank	3,475,319	3,102,111
Qatar International Islamic Bank QSC	1,950,724	5,796,988
Qatar Islamic Bank QPSC	3,239,892	19,273,843
Qatar National Bank QPSC	8,646,792	39,351,097
TOTAL FINANCIALS		80,802,011
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	2,958,890	8,565,422
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	11,152,695	3,351,015
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	877,497	3,562,045
TOTAL QATAR		112,706,465
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	1,200,431	11,049,829
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	51,978	0
VK IPJSC GDR (b)(d)(f)	68,289	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	62,559	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	12,146,244	2
Gazprom PJSC ADR (b)(f)	1,078,053	11
LUKOIL PJSC (b)(f)	451,803	0
Rosneft Oil Co PJSC (b)(f)	1,187,356	0
Rosneft Oil Co PJSC GDR (b)(d)(f)	214,392	2
Surgutneftegas PAO (b)(f)	6,111,900	1
Surgutneftegas PAO ADR (b)(f)	214,357	2
Tatneft PJSC (b)(f)	1,520,327	0
TOTAL ENERGY		18
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	13,066,303	2
VTB Bank PJSC (b)(f)	826,735	0
		2
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	1,699,470	0
TKS Holding MKPAO JSC (b)(f)	59,070	0
		0
TOTAL FINANCIALS		2
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC GDR cancellation restricted shares (b)(d)(f)	1,019	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	3,102,770	0
GMK Norilskiy Nickel PAO (b)(f)	6,655,600	1
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	85,403	2
Novolipetsk Steel PJSC (b)(f)	1,805,640	0
Polyus PJSC (b)(f)	413,530	0
Severstal PAO (b)(f)	245,384	0
Severstal PAO GDR (b)(d)(f)	10,278	0
United Co RUSAL International PJSC (Russia) (b)(f)	3,455,150	0
		3
TOTAL MATERIALS		3
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	42,112,900	5
TOTAL RUSSIA		28
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	3,989,518	45,828,200
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	750,431	12,418,929
TOTAL COMMUNICATION SERVICES		58,247,129
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	1,117,508	4,761,051
Specialty Retail - 0.0%
Jarir Marketing Co	1,149,387	5,086,623
TOTAL CONSUMER DISCRETIONARY		9,847,674
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	888,574	10,978,520
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	646,587	2,864,920
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	12,023,099	84,774,774
TOTAL ENERGY		87,639,694
Financials - 0.5%
Banks - 0.4%
Al Rajhi Bank	5,849,211	97,421,954
Alinma Bank	2,898,944	18,032,042
Arab National Bank	1,776,623	10,265,669
Bank Al-Jazira	1,219,558	3,945,581
Bank AlBilad	1,454,774	9,525,467
Banque Saudi Fransi	2,418,225	12,723,772
Riyad Bank	3,921,661	21,239,937
Saudi Awwal Bank	1,985,279	17,888,921
Saudi Investment Bank/The	1,229,346	4,537,009
Saudi National Bank/The	5,853,590	61,099,914
		256,680,266
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	92,824	2,931,413
Insurance - 0.1%
Bupa Arabia for Cooperative Insurance Co	159,823	6,681,457
Co for Cooperative Insurance/The	148,379	4,843,900
		11,525,357
TOTAL FINANCIALS		271,137,036
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	167,809	10,500,630
Mouwasat Medical Services Co	190,906	3,161,857
TOTAL HEALTH CARE		13,662,487
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	70,626	3,253,441
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	48,047	2,749,381
Elm Co	47,185	8,518,554
TOTAL INFORMATION TECHNOLOGY		11,267,935
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	467,548	15,300,665
Saudi Basic Industries Corp	1,798,391	23,751,883
Yanbu National Petrochemical Co	529,630	4,329,554
		43,382,102
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	2,324,141	35,027,661
TOTAL MATERIALS		78,409,763
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	1,055,346	5,167,837
Makkah Construction & Development Co	195,590	4,268,034
TOTAL REAL ESTATE		9,435,871
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	1,579,872	7,130,563
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	458,651	22,911,178
TOTAL UTILITIES		30,041,741
TOTAL SAUDI ARABIA		583,921,291
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	14,748,918	51,029,760
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	747,530	79,791,352
Financials - 0.7%
Banks - 0.7%
DBS Group Holdings Ltd	4,097,201	236,395,159
Oversea-Chinese Banking Corp Ltd	6,504,891	147,747,039
United Overseas Bank Ltd	2,400,915	81,196,775
		465,338,973
Capital Markets - 0.0%
Singapore Exchange Ltd	1,599,590	30,494,915
TOTAL FINANCIALS		495,833,888
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	3,109,297	24,432,198
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	4,765,712	16,679,992
Industrial Conglomerates - 0.1%
Keppel Ltd	2,808,557	25,083,108
Passenger Airlines - 0.0%
Singapore Airlines Ltd	2,999,239	17,991,849
TOTAL INDUSTRIALS		84,187,147
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	1,257,153	66,214,407
Real Estate - 0.0%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust (c)	12,062,987	23,411,090
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	8,252,558	16,529,692
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore (c)	4,602,599	9,538,185
TOTAL REAL ESTATE		49,478,967
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,769,200	7,609,485
TOTAL SINGAPORE		834,145,006
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	3,464,054	42,944,110
Vodacom Group Ltd	1,225,607	11,858,357
TOTAL COMMUNICATION SERVICES		54,802,467
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	1,521,328	79,934,579
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	6,970,042	8,971,148
TOTAL CONSUMER DISCRETIONARY		88,905,727
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	671,719	18,426,367
Clicks Group Ltd	463,634	6,204,806
Shoprite Holdings Ltd	943,276	16,406,378
TOTAL CONSUMER STAPLES		41,037,551
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	1,693,368	23,339,464
Capitec Bank Holdings Ltd	173,094	49,424,404
Nedbank Group Ltd	850,030	14,378,766
Standard Bank Group Ltd	2,617,824	52,126,207
		139,268,841
Financial Services - 0.1%
FirstRand Ltd	10,040,819	60,049,842
Remgro Ltd	970,942	11,409,258
		71,459,100
Insurance - 0.0%
Discovery Ltd	1,087,820	17,300,570
OUTsurance Group Ltd	1,670,658	8,362,219
Sanlam Ltd	3,586,692	19,095,428
		44,758,217
TOTAL FINANCIALS		255,486,158
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	643,239	9,651,261
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	1,140,531	13,515,756
Metals & Mining - 0.4%
Anglo American PLC	2,108,994	106,760,444
Gold Fields Ltd	1,779,429	57,463,002
Harmony Gold Mining Co Ltd	1,141,512	18,010,938
Impala Platinum Holdings Ltd	1,801,731	19,650,025
Northam Platinum Holdings Ltd	707,481	10,130,367
Sibanye Stillwater Ltd	5,582,867	12,065,773
Valterra Platinum Ltd	528,182	39,550,642
		263,631,191
TOTAL MATERIALS		277,146,947
TOTAL SOUTH AFRICA		727,030,111
SPAIN - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	951,212	29,548,509
Telefonica SA (c)	7,357,774	30,377,997
TOTAL COMMUNICATION SERVICES		59,926,506
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	873,439	53,906,020
Specialty Retail - 0.2%
Industria de Diseno Textil SA	2,167,721	141,473,360
TOTAL CONSUMER DISCRETIONARY		195,379,380
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	2,197,315	67,064,326
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	11,195,178	313,822,237
Banco de Sabadell SA	9,507,434	36,453,629
Banco Santander SA	28,460,294	404,770,111
Bankinter SA	1,255,476	23,062,692
CaixaBank SA	6,976,550	101,343,787
		879,452,456
Insurance - 0.0%
Mapfre SA	1,842,022	9,418,382
TOTAL FINANCIALS		888,870,838
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	361,127	45,932,626
Transportation Infrastructure - 0.0%
Aena SME SA (d)(e)	1,486,175	45,723,723
TOTAL INDUSTRIALS		91,656,349
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (c)	151,297	9,909,789
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA (c)	49,134	13,518,807
Endesa SA (c)	620,568	30,313,154
Iberdrola SA	12,322,200	293,422,973
Redeia Corp SA (c)	801,567	14,137,275
		351,392,209
Gas Utilities - 0.0%
Naturgy Energy Group SA (c)	818,546	27,306,587
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	624,607	9,687,572
TOTAL UTILITIES		388,386,368
TOTAL SPAIN		1,701,193,556
SWEDEN - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	4,706,497	21,836,660
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,095,422	18,977,181
TOTAL COMMUNICATION SERVICES		40,813,841
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (b)(e)	244,211	18,675,773
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	845,509	15,484,432
TOTAL CONSUMER DISCRETIONARY		34,160,205
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares (c)	1,134,442	33,024,650
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	2,907,065	68,172,021
Svenska Handelsbanken AB A Shares	2,705,015	41,361,217
Swedbank AB A1 Shares	1,629,817	65,211,850
		174,745,088
Capital Markets - 0.0%
EQT AB (c)	859,150	29,206,156
Financial Services - 0.3%
Industrivarden AB A Shares	223,702	12,897,481
Industrivarden AB C Shares	303,455	17,355,401
Investor AB A Shares	209,284	8,879,328
Investor AB B Shares	3,229,377	139,387,321
L E Lundbergforetagen AB B Shares	144,390	8,665,947
		187,185,478
TOTAL FINANCIALS		391,136,722
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	354,391	17,514,482
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	636,929	40,023,230
Building Products - 0.1%
Assa Abloy AB B Shares	1,937,175	71,880,398
Nibe Industrier AB B Shares	2,841,968	11,383,153
		83,263,551
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	948,766	15,244,502
Construction & Engineering - 0.0%
Skanska AB B Shares	659,704	18,477,144
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	280,833	5,916,185
Lifco AB B Shares	420,641	14,312,626
		20,228,811
Machinery - 0.8%
Alfa Laval AB	574,677	34,013,984
Atlas Copco AB A Shares	5,113,025	108,037,335
Atlas Copco AB B Shares	2,821,174	52,099,666
Epiroc AB A Shares	1,235,382	31,671,037
Epiroc AB B Shares	747,073	16,365,905
Indutrade AB	539,062	13,518,725
Sandvik AB	2,056,102	76,887,395
SKF AB B Shares	680,033	18,410,925
Trelleborg AB B Shares	384,330	17,056,758
Volvo AB B Shares	3,082,688	117,918,195
		485,979,925
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	518,189	18,861,640
Beijer Ref AB B Shares (c)	851,269	11,979,379
		30,841,019
TOTAL INDUSTRIALS		694,058,182
Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	5,262,151	51,762,124
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	4,133,733	40,802,307
TOTAL INFORMATION TECHNOLOGY		92,564,431
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	565,524	28,317,179
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	1,166,302	13,258,721
TOTAL MATERIALS		41,575,900
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	1,365,995	7,482,546
Sagax AB B Shares	436,475	7,668,634
TOTAL REAL ESTATE		15,151,180
TOTAL SWEDEN		1,359,999,593
SWITZERLAND - 3.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	51,547	39,658,895
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	183,781	10,988,897
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	1,068,193	252,458,811
Swatch Group AG/The (c)	252	11,253
Swatch Group AG/The bearer shares (c)	56,158	12,555,617
		265,025,681
TOTAL CONSUMER DISCRETIONARY		276,014,578
Consumer Staples - 0.8%
Food Products - 0.8%
Barry Callebaut AG (c)	7,034	9,805,576
Chocoladefabriken Lindt & Spruengli AG	1,872	21,606,767
Chocoladefabriken Lindt & Spruengli AG participation certificates	200	23,526,501
Nestle SA	5,120,034	511,752,871
TOTAL CONSUMER STAPLES		566,691,715
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise (c)	60,069	9,436,282
Capital Markets - 0.6%
Julius Baer Group Ltd	409,415	35,996,015
Partners Group Holding AG	42,486	35,315,223
UBS Group AG	6,307,074	331,951,263
		403,262,501
Insurance - 0.4%
Helvetia Baloise Holding AG	153,268	41,101,493
Swiss Life Holding AG	55,309	65,321,335
Zurich Insurance Group AG	297,202	226,387,141
		332,809,969
TOTAL FINANCIALS		745,508,752
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	97,958	26,656,887
Straumann Holding AG	222,022	27,495,269
		54,152,156
Life Sciences Tools & Services - 0.1%
Lonza Group AG	139,600	97,078,508
Pharmaceuticals - 0.2%
Galderma Group AG	366,479	79,750,045
Sandoz Group AG	831,064	67,599,442
		147,349,487
TOTAL HEALTH CARE		298,580,151
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	19,579	20,343,076
Geberit AG	64,065	42,173,781
		62,516,857
Electrical Equipment - 0.4%
ABB Ltd	3,115,403	307,362,351
Machinery - 0.1%
Schindler Holding AG	40,094	12,274,433
Schindler Holding AG participation certificate	79,230	24,951,398
VAT Group AG (d)(e)	53,669	39,963,805
		77,189,636
Marine Transportation - 0.0%
Kuehne + Nagel International AG	95,986	24,422,438
Professional Services - 0.1%
SGS SA	329,416	39,027,107
TOTAL INDUSTRIALS		510,518,389
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	287,982	29,238,126
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	328,021	35,363,219
EMS-Chemie Holding AG (c)	13,952	14,108,182
Givaudan SA	18,360	73,353,702
Sika AG	303,343	68,249,335
TOTAL MATERIALS		191,074,438
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	159,925	26,072,256
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	40,230	6,663,116
TOTAL SWITZERLAND		2,690,020,416
TAIWAN - 8.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	7,563,400	32,533,570
Entertainment - 0.0%
International Games System Co Ltd	445,000	10,654,186
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	3,532,000	11,471,169
Taiwan Mobile Co Ltd	3,466,400	12,044,508
		23,515,677
TOTAL COMMUNICATION SERVICES		66,703,433
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	543,180	9,326,388
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	1,021,000	7,073,530
Food Products - 0.0%
Uni-President Enterprises Corp	9,616,620	21,878,007
TOTAL CONSUMER STAPLES		28,951,537
Financials - 0.8%
Banks - 0.5%
Chang Hwa Commercial Bank Ltd	13,896,697	10,808,817
CTBC Financial Holding Co Ltd	33,249,255	66,394,172
E.Sun Financial Holding Co Ltd	28,184,660	33,631,793
First Financial Holding Co Ltd	22,076,513	25,091,883
Hua Nan Financial Holdings Co Ltd	17,994,522	24,181,631
Mega Financial Holding Co Ltd	22,870,131	37,505,526
Shanghai Commercial & Savings Bank Ltd/The	7,574,809	10,627,651
SinoPac Financial Holdings Co Ltd	24,125,504	30,101,845
Taiwan Business Bank	13,856,971	7,780,077
Taiwan Cooperative Financial Holding Co Ltd	21,859,430	18,635,395
TS Financial Holding Co Ltd	42,441,256	46,753,962
		311,512,752
Financial Services - 0.1%
Chailease Holding Co Ltd	3,038,300	10,435,157
Yuanta Financial Holding Co Ltd	21,201,606	44,251,095
		54,686,252
Insurance - 0.2%
Cathay Financial Holding Co Ltd	18,954,184	59,018,127
Fubon Financial Holding Co Ltd	16,704,664	66,615,234
KGI Financial Holding Co Ltd	30,383,477	28,719,072
		154,352,433
TOTAL FINANCIALS		520,551,437
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	627,986	20,440,167
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	1,824,000	5,780,901
TOTAL HEALTH CARE		26,221,068
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	349,000	22,230,869
Fortune Electric Co Ltd (b)	279,460	6,042,186
		28,273,055
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	2,161,221	13,588,793
Wan Hai Lines Ltd	1,408,050	3,674,514
Yang Ming Marine Transport Corp	3,452,000	5,402,946
		22,666,253
Passenger Airlines - 0.0%
Eva Airways Corp	5,417,000	7,230,587
TOTAL INDUSTRIALS		58,169,895
Information Technology - 7.4%
Communications Equipment - 0.1%
Accton Technology Corp	1,004,000	65,106,483
Electronic Equipment, Instruments & Components - 1.0%
Chroma ATE Inc	719,000	45,192,923
Chunghwa Picture Tubes Ltd (b)(f)	551	0
Delta Electronics Inc	3,872,383	190,600,471
E Ink Holdings Inc	1,579,000	9,140,824
Elite Material Co Ltd	570,000	81,863,042
Gold Circuit Electronics Ltd	660,000	15,826,395
Hon Hai Precision Industry Co Ltd	24,291,593	185,601,228
Innolux Corp	14,702,805	20,186,839
Largan Precision Co Ltd	186,000	23,068,692
Lotes Co Ltd	167,000	9,416,406
Unimicron Technology Corp	2,662,876	62,508,013
Yageo Corp	3,091,728	46,556,148
Zhen Ding Technology Holding Ltd	1,491,230	18,719,088
		708,680,069
Semiconductors & Semiconductor Equipment - 5.9%
Alchip Technologies Ltd	155,000	14,312,180
ASE Technology Holding Co Ltd	6,630,943	113,206,321
ASPEED Technology Inc	65,900	28,794,897
eMemory Technology Inc	125,000	9,395,932
Global Unichip Corp	173,000	19,819,643
Globalwafers Co Ltd	523,000	13,216,170
Hon Precision Inc	161,000	29,876,514
Jentech Precision Industrial Co Ltd	175,000	18,134,976
King Yuan Electronics Co Ltd	2,305,800	15,581,016
MediaTek Inc	2,868,989	305,768,792
MPI Corp	171,000	27,231,704
Novatek Microelectronics Corp	1,119,000	17,693,553
Realtek Semiconductor Corp	975,744	20,243,208
Taiwan Semiconductor Manufacturing Co Ltd	48,966,000	3,623,465,451
United Microelectronics Corp	22,508,000	84,243,751
Vanguard International Semiconductor Corp	2,404,334	11,027,495
		4,352,011,603
Technology Hardware, Storage & Peripherals - 0.4%
Advantech Co Ltd	938,303	15,990,187
Asia Vital Components Co Ltd	643,000	45,241,787
Asustek Computer Inc	1,331,422	33,051,270
Gigabyte Technology Co Ltd (b)	1,067,000	11,017,066
Inventec Corp	4,959,209	9,315,826
King Slide Works Co Ltd	114,000	27,329,546
Lite-On Technology Corp	3,918,053	24,841,350
Pegatron Corp	3,979,652	10,302,439
Quanta Computer Inc	5,375,000	47,837,705
Wistron Corp	6,018,000	32,289,502
Wiwynn Corp	203,000	33,065,307
		290,281,985
TOTAL INFORMATION TECHNOLOGY		5,416,080,140
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	6,689,620	11,654,304
Formosa Plastics Corp	7,539,640	12,683,593
Nan Ya Plastics Corp	9,458,980	44,963,634
		69,301,531
Construction Materials - 0.0%
TCC Group Holdings Co Ltd	12,771,302	9,567,122
Metals & Mining - 0.0%
China Steel Corp	23,213,421	13,587,883
TOTAL MATERIALS		92,456,536
TOTAL TAIWAN		6,218,460,434
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	8,968,153	3,854,164
True Corp PCL depository receipt	11,390,805	4,895,326
		8,749,490
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	834,600	9,475,159
Advanced Info Service PCL depository receipt	1,086,100	12,330,422
		21,805,581
TOTAL COMMUNICATION SERVICES		30,555,071
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	1,981,641	1,395,094
Minor International PCL depository receipt	3,978,782	2,801,101
TOTAL CONSUMER DISCRETIONARY		4,196,195
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	4,316,600	6,185,487
CP ALL PCL depository receipt	5,968,000	8,551,866
		14,737,353
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,352,740	2,249,091
Charoen Pokphand Foods PCL depository receipt	3,819,800	2,562,405
		4,811,496
TOTAL CONSUMER STAPLES		19,548,849
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,179,651	5,280,380
PTT Exploration & Production PCL depository receipt	1,194,800	5,348,190
PTT PCL	7,492,700	8,632,826
PTT PCL depository receipt	12,374,700	14,257,695
TOTAL ENERGY		33,519,091
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	1,182,000	8,619,452
Krung Thai Bank PCL	1,971,475	2,602,948
Krung Thai Bank PCL depository receipt	4,977,800	6,572,215
SCB X PCL	400,400	1,830,207
SCB X PCL depository receipt	1,284,400	5,870,922
TMBThanachart Bank PCL depository receipt	46,687,500	4,265,063
TOTAL FINANCIALS		29,760,807
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	7,967,500	4,573,547
Bangkok Dusit Medical Services PCL depository receipt	13,403,700	7,694,065
Bumrungrad Hospital Pcl	333,600	1,869,333
Bumrungrad Hospital Pcl depository receipt	809,700	4,537,168
TOTAL HEALTH CARE		18,674,113
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	2,800,600	5,315,982
Airports of Thailand PCL depository receipt	4,964,400	9,423,218
TOTAL INDUSTRIALS		14,739,200
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	2,208,300	18,071,797
Delta Electronics Thailand PCL depository receipt	3,989,600	32,649,205
TOTAL INFORMATION TECHNOLOGY		50,721,002
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	548,850	4,162,919
Siam Cement PCL/The depository receipt	949,100	7,198,735
TOTAL MATERIALS		11,361,654
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	1,561,300	3,211,067
Central Pattana PCL depository receipt	2,459,500	5,058,362
TOTAL REAL ESTATE		8,269,429
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	2,437,575	4,856,480
Gulf Development PCL depository receipt	4,975,367	9,912,627
TOTAL UTILITIES		14,769,107
TOTAL THAILAND		236,114,518
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	2,228,836	4,688,090
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	1,774,548	14,573,560
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,911,533	11,876,998
Financials - 0.0%
Banks - 0.0%
Akbank TAS	6,231,372	8,313,960
Haci Omer Sabanci Holding AS	2,221,430	3,950,248
Turkiye Is Bankasi AS Class C	17,549,755	4,605,455
Yapi ve Kredi Bankasi AS (b)	6,829,772	4,708,527
TOTAL FINANCIALS		21,578,190
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,267,473	16,331,294
Industrial Conglomerates - 0.0%
KOC Holding AS	1,409,989	5,842,469
Passenger Airlines - 0.0%
Turk Hava Yollari AO	1,110,774	7,339,903
TOTAL INDUSTRIALS		29,513,666
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	6,681,559	5,981,502
TOTAL TURKEY		88,212,006
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	6,922,137	38,370,463
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	5,772,410	6,286,316
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	5,175,935	8,201,454
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	13,769,865	12,371,510
ADNOC Logistics & Services	3,217,506	5,431,129
		17,802,639
TOTAL ENERGY		26,004,093
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	6,301,808	25,735,671
Abu Dhabi Islamic Bank PJSC	2,899,334	16,750,304
Dubai Islamic Bank PJSC	5,762,089	11,404,951
Emirates NBD Bank PJSC	3,768,649	30,986,442
First Abu Dhabi Bank PJSC	8,791,558	46,435,128
TOTAL FINANCIALS		131,312,496
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	4,556,497	6,078,638
Transportation Infrastructure - 0.0%
Salik Co PJSC	3,614,672	5,235,517
TOTAL INDUSTRIALS		11,314,155
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,678,156	15,531,908
Emaar Development PJSC	1,649,709	5,820,917
Emaar Properties PJSC	12,311,400	36,870,515
TOTAL REAL ESTATE		58,223,340
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	11,964,067	8,925,005
TOTAL UNITED ARAB EMIRATES		280,435,868
UNITED KINGDOM - 6.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	11,406,413	30,945,835
Media - 0.0%
Informa PLC	2,536,766	30,284,849
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	36,687,440	58,222,606
TOTAL COMMUNICATION SERVICES		119,453,290
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Next PLC	228,596	45,735,999
Diversified Consumer Services - 0.0%
Pearson PLC	940,998	15,879,011
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	3,379,649	107,168,670
Specialty Retail - 0.0%
Kingfisher PLC	3,323,668	13,866,143
TOTAL CONSUMER DISCRETIONARY		182,649,823
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	398,787	43,651,225
Diageo PLC	4,425,048	97,210,935
		140,862,160
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	3,372,300	16,334,792
Marks & Spencer Group PLC	4,116,359	22,501,552
Tesco PLC	12,690,545	83,531,185
		122,367,529
Food Products - 0.0%
Associated British Foods PLC	562,891	15,814,146
Household Products - 0.1%
Reckitt Benckiser Group PLC	1,275,089	89,992,444
Personal Care Products - 0.4%
Unilever PLC	4,341,065	276,211,483
Tobacco - 0.4%
British American Tobacco PLC	3,991,936	242,154,608
Imperial Brands PLC	1,475,752	56,006,085
		298,160,693
TOTAL CONSUMER STAPLES		943,408,455
Financials - 2.3%
Banks - 1.8%
Barclays PLC	27,194,689	186,923,667
HSBC Holdings PLC	34,148,159	727,195,662
Lloyds Banking Group PLC	116,390,571	179,895,241
NatWest Group PLC	15,861,089	149,611,803
Standard Chartered PLC	3,537,461	104,594,261
		1,348,220,634
Capital Markets - 0.3%
3i Group PLC	1,934,570	74,476,666
London Stock Exchange Group PLC	885,911	99,658,355
Schroders PLC	1,598,756	12,680,547
		186,815,568
Financial Services - 0.0%
M&G PLC	4,408,536	21,241,236
Wise Group PLC Class A (United Kingdom)	1,428,341	17,048,212
		38,289,448
Insurance - 0.2%
Admiral Group PLC	517,906	26,328,855
Aviva PLC	6,023,621	56,376,294
Legal & General Group PLC	10,432,423	42,237,135
Standard Life PLC	1,408,438	17,520,592
		142,462,876
TOTAL FINANCIALS		1,715,788,526
Health Care - 1.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	1,532,919	23,979,394
Pharmaceuticals - 1.0%
Astrazeneca PLC	3,005,292	511,644,291
GSK PLC	8,061,507	209,622,255
		721,266,546
TOTAL HEALTH CARE		745,245,940
Industrials - 1.1%
Aerospace & Defense - 0.8%
BAE Systems PLC	5,822,904	164,842,530
Melrose Industries PLC	2,466,329	15,100,909
Rolls-Royce Holdings PLC	16,692,290	333,005,481
		512,948,920
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	5,026,923	23,150,276
Verisure PLC (b)(c)	454,002	5,638,444
		28,788,720
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	5,330,223	49,940,356
Smiths Group PLC	605,460	21,558,950
		71,499,306
Machinery - 0.0%
Spirax Group PLC	147,872	13,841,002
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	2,270,552	13,232,823
Professional Services - 0.2%
Intertek Group PLC	306,507	24,124,737
RELX PLC	3,549,716	124,850,464
		148,975,201
Trading Companies & Distributors - 0.0%
Bunzl PLC	645,608	24,380,711
TOTAL INDUSTRIALS		813,666,683
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	736,975	35,062,010
Software - 0.0%
Sage Group PLC/The	1,845,872	24,211,016
TOTAL INFORMATION TECHNOLOGY		59,273,026
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	1,465,029	13,954,305
Industrial REITs - 0.1%
Segro PLC	2,423,874	31,524,390
TOTAL REAL ESTATE		45,478,695
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	2,409,800	76,133,862
Multi-Utilities - 0.2%
Centrica PLC	9,113,516	19,038,249
National Grid PLC	9,872,196	158,012,922
		177,051,171
Water Utilities - 0.1%
Severn Trent PLC	537,540	21,864,490
United Utilities Group PLC	1,474,414	27,482,167
		49,346,657
TOTAL UTILITIES		302,531,690
TOTAL UNITED KINGDOM		4,927,496,128
UNITED STATES - 4.6%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	291,595	145,780,004
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy) (b)(c)	4,039,321	23,112,713
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	283,632	45,579,663
TOTAL CONSUMER DISCRETIONARY		68,692,376
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	639,965	8,972,309
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	641,787	18,412,633
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	31,208,848	234,477,228
Shell PLC	11,160,284	510,825,237
		745,302,465
TOTAL ENERGY		763,715,098
Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	2,434,587	23,136,868
Swiss Re AG	593,636	99,018,882
TOTAL FINANCIALS		122,155,750
Health Care - 2.2%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	1,582,418	39,144,789
Legend Biotech Corp ADR (b)	142,850	2,649,867
		41,794,656
Health Care Equipment & Supplies - 0.1%
Alcon AG	993,636	68,065,510
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	411,032	16,930,621
Pharmaceuticals - 2.0%
Haleon PLC	17,704,483	86,673,368
Novartis AG	3,638,612	569,049,426
Roche Holding AG	1,393,981	609,699,650
Roche Holding AG bearer shares	60,428	26,803,737
Sanofi SA	2,168,288	186,714,930
		1,478,941,111
TOTAL HEALTH CARE		1,605,731,898
Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares (c)	487,380	20,126,567
Construction & Engineering - 0.1%
Ferrovial NV	942,930	61,695,656
Electrical Equipment - 0.5%
Schneider Electric SE	1,089,892	366,188,028
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	3,956	10,314,162
AP Moller - Maersk A/S Series B	7,509	20,162,627
		30,476,789
Professional Services - 0.1%
Experian PLC	1,792,189	67,618,781
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	816,983	58,269,621
TOTAL INDUSTRIALS		604,375,442
Information Technology - 0.0%
Software - 0.0%
Octave Intelligence PLC depository receipt (c)	413,103	7,405,502
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	152,769	7,242,167
Holcim AG	1,013,950	92,091,183
		99,333,350
Metals & Mining - 0.0%
Aura Minerals Inc (c)	66,034	3,603,475
TOTAL MATERIALS		102,936,825
TOTAL UNITED STATES		3,429,765,204
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	1,369,674	37,968,065
TOTAL COMMON STOCKS (Cost $44,245,435,687)		72,731,271,122

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	876,393	20,694,410
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	342,501	67,475,620
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (d)	216,722	10,609,930
Porsche Automobil Holding SE	307,315	10,200,126
Volkswagen AG non-voting shares	405,913	35,079,824
TOTAL CONSUMER DISCRETIONARY		55,889,880
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	300,242	26,181,464
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	49,866	12,535,649
TOTAL GERMANY		94,606,993
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	43,680	5,903,843
Hyundai Motor Co Series 2	66,624	9,067,889
TOTAL CONSUMER DISCRETIONARY		14,971,732
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	1,592,987	197,787,502
TOTAL KOREA (SOUTH)		212,759,234
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	8,898,217	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $260,172,855)		395,536,258

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $79,624,056)	3.64	79,720,000	79,640,169

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	1,425,045,379	1,425,330,388
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	1,354,214,615	1,354,350,036
TOTAL MONEY MARKET FUNDS (Cost $2,779,667,379)			2,779,680,424

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $47,364,899,977)	75,986,127,973
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(2,001,271,567)
NET ASSETS - 100.0%	73,984,856,406

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	3,285	9/2026	522,692,775	7,422,196
ICE MSCI Emerging Markets Index Contracts (United States)	3,449	9/2026	283,214,635	(6,861,165)
TME S&P/TSX 60 Index Contracts (Canada)	251	9/2026	74,645,575	933,668
TOTAL LONG				1,494,699

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,341,745,788 or 1.8% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,291,163,818 or 1.7% of net assets.

(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $76,265,552.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $472,589,878.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	983,678,851	10,727,560,088	10,285,917,527	37,046,057	(3,942)	12,918	1,425,330,388	1,425,045,379
Fidelity Securities Lending Cash Central Fund	1,414,385,949	9,983,568,181	10,043,609,907	12,365,456	5,814	(1)	1,354,350,036	1,354,214,615
	2,398,064,800	20,711,128,269	20,329,527,434	49,411,513	1,872	12,917	2,779,680,424

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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